As filed with the Securities and Exchange Commission on September 11,
2000

Registration Nos. 33-11716
811-5018


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

SMITH BARNEY INVESTMENT SERIES (Formerly, Concert Investment Series) (Exact Name of Registrant as Specified in Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

(212) 816-6474
(Registrant's Telephone Number, Including Area Code)

CHRISTINA T. SYDOR, ESQ.
Secretary

Smith Barney Investment Series
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A - Prospectuses

Part B - Statements of Additional Information

Part C - Other Information

Signature Page

Exhibits

Part A
PROSPECTUSES

[LOGO]
Smith Barney
Mutual Funds

Your Serious Money. Professionally Managed./SM/


P R O S P E C T U S

Large Cap
Core Fund

Class A, B, L, Y and 1 Shares

February 28, 2000, as amended September 11, 2000

--------------------------------------------------------------------------------
| INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE   |
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Large Cap Core Fund


 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   7

Management..................................................................   9

Choosing a class of shares to buy...........................................  10

Comparing the fund's classes................................................  11

Sales charges...............................................................  12

More about deferred sales charges...........................................  15

Buying shares...............................................................  16

Exchanging shares...........................................................  18

Redeeming shares............................................................  20

Other things to know about share transactions...............................  22

Dividends, distributions and taxes..........................................  24

Share price.................................................................  25

Financial highlights........................................................  26

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective

The fund seeks capital appreciation.

Principal investment strategies

Key investments The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capi-talizations.

Selection process The manager uses a "bottom-up" strategy, primarily focusing on individual security selection, with less emphasis on industry and sector allocation. The manager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for invest-ment, the manager looks for:

 .Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector

 .Value characteristics, including low price/earnings ratios and other statis-tics indicating that a security is undervalued

 .Increasing profits and sales

 .Competitive advantages that could be more fully exploited by a company

 .Skilled management that is committed to long-term growth

 .Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Large Cap Core Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices decline generally

 .Large capitalization companies fall out of favor with investors

 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

 .The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

 .Are an aggressive investor seeking to participate in the long term growth potential of the stock market

 .Are willing to accept the risks of investing in common stocks

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the fund's Class 1 shares for each of the past 10 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class A, B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                      Total Return for Class 1 Shares

                                    [GRAPH]

                              90          -3.41%
                              91          38.59%
                              92           7.13%
                              93           9.37%
                              94          -2.29%
                              95          32.84%
                              96          18.89%
                              97          27.70%
                              98          28.50%
                              99          29.05%


Quarterly returns:
Highest: 23.91% in 4th quarter 1999; Lowest: (5.48)% in 3rd quarter 1999

Year to Date: 5.42% through 6/30/00

 Large Cap Core Fund

Risk return table

This table compares the average annual total return of each class for the peri-ods shown with that of the Standard & Poor's 500 Index, a broad-based unmanaged index of common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                          5      10     Since   Inception
                 1 year years  years  Inception   Date
  Class A        22.29%    n/a    n/a  27.15%   08/18/96
  Class B        22.74%    n/a    n/a  27.81%   08/18/96
  Class L           n/a    n/a    n/a     *         *
  Class Y           n/a    n/a    n/a     *         *
  Class 1        18.10% 25.08% 16.71%  14.68%   04/14/87
  S&P 500 Index  21.03% 28.54% 18.19%  16.79%      **

*Classes L and Y shares' inception date is September 11, 2000.

**Index Comparison begins on 04/30/87.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                Shareholder fees

(fees paid directly from your
investment)                             Class A Class B Class L Class Y Class 1
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)               5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%   None     None

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

                         Annual fund operating expenses

(expenses deducted from fund assets)  Class A Class B Class L Class Y Class 1
Management fee                         0.55%   0.55%   0.55%   0.55%   0.55%
Distribution and service
(12b-1) fees                           0.25%   1.00%   1.00%    None    None
Other expenses                         0.21%   0.21%   0.21%   0.10%   0.21%
                                       -----   -----   -----   -----   -----
Total annual fund operating expenses   1.01%   1.76%   1.76%   0.65%   0.76%
                                       =====   =====   =====   =====   =====

"Other expenses" for Class L and Y shares have been estimated for the first full fiscal year of performance.
Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                                      5
                                       1 year 3 years years  10 years
Class A (with or without redemption)   $  598 $  805  $1,030  $1,674
Class B (redemption at end of period)  $  679 $  854  $1,054  $1,875
Class B (no redemption)                $  179 $  554  $  954  $1,875
Class L (redemption at end of period)    $377 $  649  $1,045  $2,152
Class L (no redemption)                $  277 $  649  $1,045  $2,152
Class Y (with or without redemption)   $   66 $  208  $  362  $  810
Class 1 (with or without redemption)   $  921 $1,072  $1,236  $1,712

Large Cap Core Fund

 More on the fund's investments

Equity Securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rig-orous accounting and regulatory standards than in the U.S. Currency fluctua-tions could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities; securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities

 .To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


                                                       Smith Barney Mutual Funds

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Special restrictions The fund will not purchase any securities issued by a com-pany primarily engaged in the manufacture of alcohol or tobacco.

Large Cap Core Fund

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Lawrence Weissman, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since 1997. From 1995 to 1997, Mr. Weissman was a portfolio manager with Neuberger & Berman, LLC. Mr. Weissman has more than 15 years of securities business experience.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.55% of the fund's average daily net assets.

Distribution plan The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addi-tion, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 . A broker-dealer, financial intermediary, financial institution or a distribu-tor's financial consultants (each called a "Service Agent")

 . The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Large Cap Core Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                          Class A    Class B    Class L    Class Y     Class 1
Key                      .Initial   .No ini-   .Initial   .No ini-   .Only avail-
features                  sales      tial       sales      tial or    able to
                          charge     sales      charge is  deferred   eligible
                          .You may   charge     lower      sales      Class 1
                          qualify    .Deferred  than       charge     shareholders
                          for        sales      Class A    .Must      .You may
                          reduction  charge     .Deferred  invest at  qualify for
                          or waiver  declines   sales      least $15  reduction
                          of ini-    over time  charge     million    or waiver
                          tial       .Converts  for only   .Lower     of initial
                          sales      to Class   1 year     annual     sales
                          charge     A after 8  .Does not  expenses   charge
                          .Lower     years      convert    than the   ..Higher
                          annual     .Higher    to Class   other      initial
                          expenses   annual     A          classes    sales
                          than       expenses   .Higher               charge
                          Class B    than       annual                .Lower
                          and        Class A    expenses              annual
                          Class L               than                  expenses
                                                Class A               than Class
                                                                      A, B and L
----------------------------------------------------------------------------------
Initial sales            Up to         None       1.00%      None    Up to 8.50%
charge                   5.00%;                                      reduced for
                         reduced                                     large pur-
                         for large                                   chases
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
----------------------------------------------------------------------------------
Deferred                 1.00% on   Up to      1.00% if      None    None
sales charge             purchases  5.00%      you redeem
                         of         charged    within 1
                         $1,000,000 when you   year of
                         or more if redeem     purchase
                         you redeem shares.
                         within 1   The charge
                         year of    is reduced
                         purchase   over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
----------------------------------------------------------------------------------
Annual Distri-           0.25% of   1.00% of   1.00% of      None    None
bution and service fees  average    average    average
                         daily net  daily net  daily net
                         assets     assets     assets
----------------------------------------------------------------------------------
Exchange                 Class A    Class B    Class L    Class Y    Class 1
Privilege*               shares     shares     shares     shares     Shares of
                         of most    of most    of most    of most    Smith Barney
                         Smith      Smith      Smith      Smith      funds that
                         Barney     Barney     Barney     Barney     offer Class
                         funds      funds      funds      funds      1 shares and
                                                                     Class A
                                                                     shares of
                                                                     certain
                                                                     other Smith
                                                                     Barney
                                                                     mutual funds
----------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the Fund receive. The distribu-tors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets repre-sented by the Class A shares sold by them.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $25,000                    5.00        5.26             4.50
$25,000 but less than $50,000        4.25        4.44             3.83
$50,000 but less than $100,000       3.75        3.90             3.38
$100,000 but less than $250,000      3.25        3.36             2.93
$250,000 but less than $500,000      2.75        2.83             2.48
$500,000 but less than $1,000,000    2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-        up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Large Cap Core Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
  Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of NASD members
 . Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                       Smith Barney Mutual Funds

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                                           Shares issued:
Shares issued:                          Shares issued:     Upon exchange from
At initial purchase                     On reinvestment of another Smith
                                        dividends and      Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as divi-
                                        dends)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Large Cap Core Fund

Class 1 shares (available through certain Service Agents)

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $10,000                    8.50%       9.29%         7.00%
$10,000 but less than $25,000        7.75%       8.40%         6.25%
$25,000 but less than $50,000        6.00%       6.38%         5.00%
$50,000 but less than $100,000       4.50%       4.71%         3.75%
$100,000 but less than $250,000      3.50%       3.63%         3.00%
$250,000 but less than $400,000      2.50%       2.56%         2.00%
$400,000 but less than $600,000      2.00%       2.04%         1.60%
$600,000 but less than $5,000,000    1.00%       1.01%         0.75%
$5,000,000 or more                   0.25%       0.25%         0.20%

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

                                                       Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.



Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan

 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
          fund   are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.

                 .Write the fund at the following address:

                      Smith Barney Investment Series Large Cap Core Fund (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

Large Cap Core Fund

                 . Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application

                 . For more information, call the transfer agent at 1-800-451-
                   2010
--------------------------------------------------------------------------------
     Through a   You may authorize your Service Agent or a sub--transfer agent
    systematic   to transfer funds automatically from (i) a regular bank
    investment   account, (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.


                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney mutual funds. Be sure to read the prospectus of
   distinctive   the Smith Barney mutual fund you are exchanging into. An
     family of   exchange is a taxable transaction.
  mutual funds
   tailored to   . You may exchange shares only for shares of the same class
 help meet the     of another Smith Barney mutual fund. Not all Smith Barney
 varying needs     funds offer all classes.
 of both large
     and small   . Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Service Agent or the transfer agent for further information.

                 . You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).

                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after

Large Cap Core Fund
                 the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services
                   P.O. Box 105043
                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:

                   Smith Barney Investment Series

                   Large Cap Core Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

Large Cap Core Fund

                 Your written request must provide the following:

                 . The fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Large Cap Core Fund

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Large Cap Core Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agents before the sub-transfer agents' close of busi-ness.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years or since inception. Certain informa-tion reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the follow-ing tables, unless otherwise indicated, was audited by Ernst & Young LLP, inde-pendent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class 1 share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                             Ended
                           April 30,
                           2000(/1/)        1999       1998*    1997    1996    1995
-------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $24.36       $19.59      $20.94  $17.98  $17.46  $15.31
-------------------------------------------------------------------------------------
 Income from operations:
 Net investment income         0.02(/2/)    0.08(/2/)   0.13    0.17     .19    0.16
 Net realized and
 unrealized gain               4.07         6.62        2.10    4.33    2.91    3.18
-------------------------------------------------------------------------------------
 Total income from
 operations                    4.09         6.70        2.23    4.50    3.10    3.34
-------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.07)       (0.11)      (0.17)  (0.18)  (0.18)  (0.16)
 Net realized gains           (1.58)       (1.82)      (3.41)  (1.36)  (2.40)  (1.03)
-------------------------------------------------------------------------------------
 Total distributions          (1.65)        1.93       (3.58)  (1.54)  (2.58)  (1.19)
-------------------------------------------------------------------------------------
 Net asset value, end of
 period                      $26.80       $24.36      $19.59  $20.94  $17.98  $17.46
-------------------------------------------------------------------------------------
 Total return                 17.35%(/3/)  35.60%      12.54%  26.93%  19.94%  24.01%
-------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)           $4,962       $4,475      $3,657  $3,547  $3,005  $2,612
-------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      0.71%+       0.76%       0.78%   0.88%   0.93%   1.00%
 Net investment (loss)         0.18+        0.34        0.63    0.86    1.08    1.04
-------------------------------------------------------------------------------------
 Portfolio turnover rate         20%          37%        113%    165%    202%    230%
-------------------------------------------------------------------------------------

(/1/) Unaudited.

(/2/) Net investment income has been calculated using the monthly average shares method.

(/3/) Total return is not annualized, as it may not be representative of the total return for the year.

 +Annualized.

 * Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the fund manager.

Large Cap Core Fund

 For a Class A share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                             Ended
                           April 30,
                           2000(/1/)        1999       1998*    1997  1996(/3/)
-----------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $24.29       $19.54      $20.89  $17.96   $16.63
-----------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                       (0.04)(/2/)   0.02(/2/)   0.05    0.15     0.02(/2/)
 Net realized and
 unrealized gain               4.07         6.60        2.13    4.30     1.31
-----------------------------------------------------------------------------------
 Total income from
 operations                    4.03         6.62        2.18    4.45     1.33
-----------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.01)       (0.05)      (0.12)  (0.16)     --
 Net realized gains           (1.58)       (1.82)      (3.41)  (1.36)     --
-----------------------------------------------------------------------------------
 Total distributions          (1.59)       (1.87)      (3.53)  (1.52)     --
-----------------------------------------------------------------------------------
 Net asset value, end of
 period                      $26.73       $24.29      $19.54  $20.89   $17.96
-----------------------------------------------------------------------------------
 Total return                 17.09%(/4/)  35.24%      12.27%  26.65%    8.00%(/4/)
-----------------------------------------------------------------------------------
 Net assets, end of
 period (millions)             $462         $344        $180    $109      $49
-----------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.18%+       1.01%       1.02%   1.13%    1.17%+
 Net investment (loss)        (0.30)+       0.09        0.38    0.57     0.46+
-----------------------------------------------------------------------------------
 Portfolio turnover rate         20%          37%        113%    165%     202%(/4/)
-----------------------------------------------------------------------------------

(/1/)Unaudited.

(/2/)Net investment income has been calculated using the monthly average shares method.

(/3/)Period ended October 31, 1996. Class A and Class B shares commenced distribution on August 18, 1996.

(/4/)Not annualized.

 +Annualized.

* Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the fund manager.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                             Ended
                           April 30,
                           2000(/1/)        1999         1998*    1997  1996(/3/)
-------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $23.95       $19.37       $ 20.75  $17.93   $16.63
-------------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                       (0.12)(/2/)  (0.14)(/2/)   (0.11)   0.01    (0.01)(/2/)
 Net realized and
 unrealized gain              (3.99)        6.54          2.14    4.28     1.31
-------------------------------------------------------------------------------------
 Total income from
 operations                    3.87         6.40          2.03    4.29     1.30
-------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income          --           --            --    (0.11)     --
 Net realized gains           (1.58)       (1.82)        (3.41)  (1.36)     --
-------------------------------------------------------------------------------------
 Total distributions          (1.58)       (1.82)        (3.41)  (1.47)     --
-------------------------------------------------------------------------------------
 Net assets value, end of
 period                      $26.24       $23.95       $ 19.37  $20.75   $17.93
-------------------------------------------------------------------------------------
 Total return                 16.67%(/4/)  34.31%        11.43%  25.66%    7.82%(/4/)
-------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)             $486         $357          $182    $126      $74
-------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.86%+       1.76%         1.75%   1.88%    1.93%+
 Net investment (loss)        (0.98)+      (0.65)        (0.35)  (0.16)   (0.29)+
-------------------------------------------------------------------------------------
 Portfolio turnover rate         20%          37%          113%    165%     202%(/4/)
-------------------------------------------------------------------------------------

(/1/) Unaudited.

(/2/)Net investment income has been calculated using the monthly average shares method.

(/3/)For the period ended October 31, 1996. Class A and Class B shares com-menced distribution on August 18, 1996.

(/4/)Not annualized.

 + Annualized.

* Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the fund manager.

Large Cap Core Fund

                                                  [LOGO OF SALOMON SMITH BARNEY]

Large Cap Core Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

 SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)

SB-16 9/00

[LOGO]
Smith Barney
Mutual Funds

Your Serious Money. Professionally Managed./SM/

P R O S P E C T U S


Growth And
Income Fund

Class A, B, L, Y and 1 Shares
--------------------------------------------------------------------------------
February 28, 2000,
as amended September 11, 2000


--------------------------------------------------------------------------------
|  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE  |
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Growth And Income Fund

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   7

Management..................................................................   9

Choosing a class of shares to buy...........................................  10

Comparing the fund's classes................................................  11

Sales charges...............................................................  12

More about deferred sales charges...........................................  15

Buying shares...............................................................  16

Exchanging shares...........................................................  18

Redeeming shares............................................................  20

Other things to know about share transactions...............................  22

Dividends, distributions and taxes..........................................  24

Share price.................................................................  25

Financial highlights........................................................  26

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective

The fund seeks reasonable growth and income.

Principal investment strategies

Key investments The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing invest-ments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

Selection process The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 .Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector

 .Value characteristics, including low price/earnings ratios and other statis-tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 .Management with established track records, or favorable changes in current management

 .Improvement in a company's competitive position

 .Positive changes in corporate strategy

These quantitative and qualitative factors, as well as the expected dividends and income, influence the fund's purchases and sales of securities.

Growth and Income Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices decline generally

 .Large capitalization companies fall out of favor with investors

 .Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 .The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade securities. These securities are consid-ered speculative because they have a higher risk of issuer default, are sub-ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the U.S. stock market

 .Are willing to accept the risks of the stock market

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the fund's Class 1 shares for each of the past 10 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class A, B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                      Total Return for Class 1 Shares

Quarterly returns:
Highest: 23.91% in 4th quarter 1999; Lowest: (5.48)% in 3rd quarter 1999

Year to date: (4.24)% through 6/30/00

 Growth and Income Fund

Risk return table

This table compares the average annual total return of each class for the peri-ods shown with that of the Standard & Poor's 500 Index, a broad-based unmanaged index of common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                                           Since   Inception
                 1 year 5 years 10 years Inception   Date
  Class A        10.60%    N/A      N/A   20.32%   08/18/96
  Class B        10.67%    N/A      N/A   20.85%   08/18/96
  Class L           N/A    N/A      N/A      *         *
  Class Y           N/A    N/A      N/A      *         *
  Class 1         6.87% 20.64%   13.97%   12.54%   08/08/86
  S&P 500 Index  21.03% 28.54%   18.19%   17.23%      **

*Classes L and Y shares' inception date is September 11, 2000.

**Index Comparison begins on 08/31/86.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your
investment)                             Class A Class B Class L Class Y Class 1
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)               5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%   None     None

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

                   Annual fund operating expenses
(expenses deducted from fund assets)   Class A Class B Class L Class Y Class 1
Management fee                          0.63%   0.63%   0.63%   0.63%   0.63%
Distribution and service (12b-1) fees   0.25%   1.00%   1.00%    None    None
Other expenses*                         0.24%   0.24%   0.24%   0.10%   0.21%
                                        -----   -----   -----   -----   -----
Total annual fund operating expenses    1.12%   1.87%   1.87%   0.73%   0.84%
                                        =====   =====   =====   =====   =====

*"Other expenses" for Class L and Y shares have been estimated for the first full fiscal year of performance.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                                      5
                                       1 year 3 years years  10 years
Class A (with or without redemption)    $608    $838  $1,086  $1,795
Class B (redemption at end of period)   $690  $  888  $1,111  $1,995
Class B (no redemption)                 $190  $  588  $1,011  $1,995
Class L (redemption at end of period)   $388  $  682  $1,101  $2,268
Class L (no redemption)                 $288  $  682  $1,101  $2,268
Class Y (with or without redemption)    $ 75  $  233  $  406  $  906
Class 1 (with or without redemption)    $928  $1,095  $1,276  $1,799

Growth and Income Fund

 More on the fund's investments

Equity securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Foreign investments The fund may invest up to 20% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rig-orous accounting and regulatory standards than in the U.S. Currency fluctua-tions could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities; securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities

 . To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


                                                       Smith Barney Mutual Funds

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Special restrictions The fund will not purchase any securities issued by a com-pany primarily engaged in the manufacture of alcohol or tobacco.

Growth and Income Fund

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Michael Kagan, investment officer of the manager and director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's port-folio since August 14, 2000. Mr. Kagan has more than 17 years of securities business experience.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.55% of the fund's average daily net assets.

Distribution plan The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addi-tion, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or a distribu-tor's financial consultants (each called a "Service Agent")

 .The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial            Additional
                                       Classes  A, B, L   Class Y   All Classes
General                                     $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $  250      $15 million     $50
Qualified Retirement Plans*                 $   25      $15 million     $25
Simple IRAs                                 $    1          n/a         $ 1
Monthly Systematic Investment Plans         $   25          n/a         $25
Quarterly Systematic Investment Plans       $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Growth and Income Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                          Class A    Class B    Class L    Class Y     Class 1
Key features             .Initial   .No ini-   .Initial   .No ini-   .Only avail-
                          sales      tial       sales      tial or    able to
                          charge     sales      charge is  deferred   eligible
                          .You may   charge     lower      sales      Class 1
                          qualify    .Deferred  than       charge     shareholders
                          for        sales      Class A    .Must      ..You may
                          reduction  charge     .Deferred  invest at  qualify for
                          or waiver  declines   sales      least $15  reduction
                          of ini-    over time  charge     million    or waiver
                          tial       .Converts  for only   .Lower     of initial
                          sales      to Class   1 year     annual     sales
                          charge     A after 8  .Does not  expenses   charge
                          .Lower     years      convert    than the   .Higher
                          annual     .Higher    to Class   other      initial
                          expenses   annual     A          classes    sales
                          than       expenses   .Higher               charge
                          Class B    than       annual                .Lower
                          and        Class A    expenses              annual
                          Class L               than                  expenses
                                                Class A               than Class
                                                                      A, B and L
----------------------------------------------------------------------------------
Initial sales charge     Up to         None       1.00%      None    Up to 8.50%
                         5.00%;                                      reduced for
                         reduced                                     large pur-
                         for large                                   chases
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
----------------------------------------------------------------------------------
Deferred sales charge    1.00% on   Up to      1.00% if      None    None
                         purchases  5.00%      you redeem
                         of         charged    within 1
                         $1,000,000 when you   year of
                         or more if redeem     purchase
                         you redeem shares.
                         within 1   The charge
                         year of    is reduced
                         purchase   over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
----------------------------------------------------------------------------------
Annual Distri-           0.25% of   1.00% of   1.00% of      None    None
bution and service fees  average    average    average
                         daily net  daily net  daily net
                         assets     assets     assets
----------------------------------------------------------------------------------
Exchange Privilege*      Class A    Class B    Class L    Class Y    Class 1
                         shares     shares     shares     shares     Shares of
                         of most    of most    of most    of most    Smith Barney
                         Smith      Smith      Smith      Smith      funds that
                         Barney     Barney     Barney     Barney     offer Class
                         funds      funds      funds      funds      1 shares and
                                                                     Class A
                                                                     shares of
                                                                     certain
                                                                     other Smith
                                                                     Barney
                                                                     mutual funds
----------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the Fund receive. The distribu-tors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets repre-sented by the Class A shares sold by them.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $25,000                    5.00        5.26             4.50
$25,000 but less than $50,000        4.25        4.44             3.83
$50,000 but less than $100,000       3.75        3.90             3.38
$100,000 but less than $250,000      3.25        3.36             2.93
$250,000 but less than $500,000      2.75        2.83             2.48
$500,000 but less than $1,000,000    2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-        up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Growth and Income Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
  Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members
 .Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                       Smith Barney Mutual Funds

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                                           Shares issued:
Shares issued:                          Shares issued:     Upon exchange from
At initial purchase                     On reinvestment of another Smith
                                        dividends and      Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as divi-
                                        dends)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Growth and Income Fund

Class 1 shares (available through certain Service Agents)

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $10,000                    8.50%       9.29%         7.00%
$10,000 but less than $25,000        7.75%       8.40%         6.25%
$25,000 but less than $50,000        6.00%       6.38%         5.00%
$50,000 but less than $100,000       4.50%       4.71%         3.75%
$100,000 but less than $250,000      3.50%       3.63%         3.00%
$250,000 but less than $400,000      2.50%       2.56%         2.00%
$400,000 but less than $600,000      2.00%       2.04%         1.60%
$600,000 but less than $5,000,000    1.00%       1.01%         0.75%
$5,000,000 or more                   0.25%       0.25%         0.20%

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


                                                       Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan

 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
          fund   are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.

                 .Write the fund at the following address:

                      Smith Barney Investment Series Growth and Income Fund

                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

Growth and Income Fund

                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application

                 .For more information, call the transfer agent at 1-800-451-
                   2010
--------------------------------------------------------------------------------
     Through a   You may authorize your Service Agent or a sub--transfer agent
    systematic   to transfer funds automatically from (i) a regular bank
    investment   account, (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 .If you do not have sufficient funds in your account on a
                   transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.


                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney mutual funds. Be sure to read the prospectus of
   distinctive   the Smith Barney mutual fund you are exchanging into. An
     family of   exchange is a taxable transaction.
  mutual funds
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney mutual fund. Not all Smith Barney
 varying needs     funds offer all classes.
 of both large
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Service Agent or the transfer agent for further information.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m.

Growth and Income Fund
                 and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services
                   P.O. Box 105043
                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:

                   Smith Barney Investment Series

                   Growth and Income Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

Growth and Income Fund

                 Your written request must provide the following:

                 .The fund and account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Growth and Income Fund

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Growth and Income Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agents before the sub-transfer agents' close of busi-ness.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years or since inception. Certain informa-tion reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the follow-ing tables, unless otherwise indicated, was audited by Ernst & Young LLP, inde-pendent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class 1 share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                                Ended
                            April 30,
                            2000(/1/)       1999       1998*    1997    1996    1995
-------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $21.36       $18.53      $20.10  $18.11  $16.95  $15.77
-------------------------------------------------------------------------------------
 Income from operations:
 Net investment income         0.05(/2/)    0.09(/2/)   0.18    0.24    0.31    0.36
 Net realized and
 unrealized gain               1.21         3.60        1.70    4.23    2.94    2.72
-------------------------------------------------------------------------------------
 Total income from
 operations                    1.26         3.69        1.88    4.47    3.25    3.08
-------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.04)       (0.08)      (0.20)  (0.30)  (0.34)  (0.30)
 Net realized gains           (3.45)       (0.78)      (3.25)  (2.18)  (1.75)  (1.60)
-------------------------------------------------------------------------------------
 Total distributions          (3.49)       (0.86)      (3.45)  (2.48)  (2.09)  (1.90)
-------------------------------------------------------------------------------------
 Net asset value, end of
 period                      $19.13       $21.36      $18.53  $20.10  $18.11  $16.95
-------------------------------------------------------------------------------------
 Total return                  5.75%(/3/)  20.27%      10.90%  27.35%  20.58%  22.45%
-------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)           $1,095       $1,122      $1,079  $1,097  $  943  $  828
-------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      0.84%+       0.84%       0.83%   0.88%   0.91%   0.96%
 Net investment (loss)         0.49+        0.43        0.90    1.25    1.78    2.27
-------------------------------------------------------------------------------------
 Portfolio turnover rate          8%          53%         34%     93%    121%    117%
-------------------------------------------------------------------------------------

(/1/)Unaudited.

(/2/)Net investment income (loss) has been calculated using the monthly average shares method.

(/3/)Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 * Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the Fund manager.

Growth and Income Fund

 For a Class A share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                                Ended
                            April 30,
                            2000(/1/)         1999       1998*    1997  1996(/3/)
---------------------------------------------------------------------------------------
 Net asset value,
 beginning of period           $21.35       $18.53      $20.10  $18.11     $17.19
---------------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                          0.02(/2/)    0.03(/2/) (0.02)    0.20       0.07(/2/)
 Net realized and
 unrealized gain                 1.21         3.60        1.85    4.22       0.91
---------------------------------------------------------------------------------------
 Total income from
 operations                      1.23         3.63        1.83    4.42       0.98
---------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income          (0.01)       (0.03)      (0.15)  (0.25)     (0.06)
 Net realized gains             (3.45)       (0.78)      (3.25)  (2.18)       -0-
---------------------------------------------------------------------------------------
 Total distributions            (3.46)       (0.81)      (3.40)  (2.43)     (0.06)
---------------------------------------------------------------------------------------
 Net asset value, end of
 period                        $19.12       $21.35      $18.53  $20.10     $18.11
---------------------------------------------------------------------------------------
 Total return                    5.60%(/4/)  19.93%      10.63%  27.04%      5.72%(/4/)
---------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)               $207         $181        $124     $80        $33
---------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                        1.13%+       1.12%       1.07%   1.12%      1.16%+
 Net investment (loss)           0.20+        0.15        0.63    0.96       1.78+
---------------------------------------------------------------------------------------
 Portfolio turnover rate            8%          53%         34%     93%       121%
---------------------------------------------------------------------------------------

(/1/)Unaudited.

(/2/)Net investment income (loss) has been calculated using the monthly average shares method.

(/3/)For the period ended October 31, 1996. Class A and Class B shares com-menced distribution on August 18, 1996.

(/4/)Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 * Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the Fund manager.

                                                  Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year (except where noted) ended October 31:

                           Six Months
                                Ended
                            April 30,
                            2000(/1/)       1999        1998*    1997  1996(/3/)
------------------------------------------------------------------------------------
 Net asset value,
 beginning of period         $21.16       $18.48       $20.07  $18.09   $17.19
------------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                       (0.05)(/2/)  (0.12)(/2/) (0.01)    0.06     0.04(/2/)
 Net realized and
 unrealized gain               1.19         3.58         1.71    4.22     0.90
------------------------------------------------------------------------------------
 Total income from
 operations                    1.14         3.46         1.70    4.28     0.94
------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income          --           --         (0.04)  (0.12)   (0.04)
 Net realized gains           (3.45)       (0.78)       (3.25)  (2.18)     -0-
------------------------------------------------------------------------------------
 Total distributions          (3.45)       (0.78)       (3.29)  (2.30)   (0.04)
------------------------------------------------------------------------------------
 Net asset value, end of
 period                      $18.85       $21.16       $18.48  $20.07   $18.09
------------------------------------------------------------------------------------
 Total return                  5.19%(/4/)  19.03%        9.85%  26.08%    5.49%(/4/)
------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)             $232         $208         $137     $99      $52
------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.86%+       1.87%        1.81%   1.88%    1.91%+
 Net investment (loss)        (0.53)+      (0.60)       (0.09)   0.22     1.05+
------------------------------------------------------------------------------------
 Portfolio turnover rate          8%          53%          34%     93%     121%
------------------------------------------------------------------------------------

(/1/)Unaudited.

(/2/)Net investment income (loss) has been calculated using the monthly average shares method.

(/3/)For the period ended October 31, 1996. Class A and Class B shares com-menced distribution on August 18, 1996.

(/4/)Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

 * Effective December 31, 1997, SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the Fund Manager.

Growth and Income Fund

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Growth and Income Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)

FD01499 9/00

[GRAPHIC]

P R O S P E C T U S


International
Aggressive
Growth Fund

Class A, B, L, Y and 1 Shares
-----------------------------
February 28, 2000,
as amended September 11, 2000

--------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

International Aggressive Growth Fund

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   7

Management..................................................................   9

Choosing a class of shares to buy...........................................  10

Comparing the fund's classes................................................  11

Sales charges...............................................................  12

More about deferred sales charges...........................................  15

Buying shares...............................................................  16

Exchanging shares...........................................................  18

Redeeming shares............................................................  20

Other things to know about share transactions...............................  22

Dividends, distributions and taxes..........................................  24

Share price.................................................................  25

Financial highlights........................................................  26

                                                    Smith Barney Mutual Funds  1

 Investments, risks and performance

Investment objective
The fund seeks total return on its assets from growth of capital and income.

Principal investment strategies

Key investments The fund invests principally in a diversified portfolio of equity securities, of established non-U.S. issuers.

Selection process By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to investing in a sin-gle region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries, which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid-size or small market capitalizations and may operate in any market sector. In selecting individual companies for investment, the manager looks for:

 . Above average earnings growth

 . High relative return on invested capital

 . Experienced and effective management

 . Effective research, product development and marketing

 . Competitive advantages

 . Strong financial condition or stable or improving credit quality

Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets (including emerging markets) and types of issuers may vary. In allocating assets among countries and regions, the manager evaluates:

 . Economic stability and favorable prospects for economic growth

 . Low or decelerating inflation, creating a favorable environment for securities markets

2  International Aggressive Growth Fund

 . Stable governments with policies that encourage economic growth, equity investment and development of securities markets

 . Currency stability

 . The range of individual investment opportunities

Principal risks of investing in the fund
Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S.

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Foreign securities prices decline

 . Adverse governmental action or political, economic or market instability affects a foreign country or region

 . The currency in which a security is priced declines in value relative to the U.S. dollar

 . The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular security proves to be incorrect

In some foreign countries, there is also less information available about for-eign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater for emerging markets. In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began in 1999. There are significant political and economic risks associated with EMU, which may increase the vola-tility of the fund's European securities and present valuation problems.

Who may want to invest The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term total return potential of interna-tional markets

 . Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

 . Are willing to accept the risks of investing in the stock market and the spe-cial risks of investing in foreign securities, including emerging market securities

                                                    Smith Barney Mutual Funds  3

Risk return bar chart
This bar chart shows the performance of the fund's Class A shares for each of the past 4 calendar years. Past performance does not necessarily indicate how the fund will perform in the future. Class B, L, Y and 1 shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares


                                    [GRAPH]
                                1996     17.59%
                                1997      5.10%
                                1998     22.47%
                                1999    130.79%
                       Calendar years ended December 31

Quarterly returns:
Highest: 77.26% in 4th quarter 1999; Lowest: (20.43)% in 3rd quarter 1998 Year to Date: (8.65)% through 6/30/00

4  International Aggressive Growth Fund

Risk return table
This table compares the average annual total return of each class for the peri-ods shown with that of the Morgan Stanley Capital International EAFE Index, an unmanaged index of international stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                                       Since   Inception
                             1 year  Inception   Date
  Class A                    119.27%  33.45%   02/21/95
  Class B                    124.17%  33.82%   02/21/95
  Class L                        n/a     *         *
  Class Y                        n/a     *         *
  Class 1                    111.94%  36.70%   08/08/96
  Morgan Stanley EAFE Index   26.96%  14.27%      **

*Classes L and Y shares' inception date is September 11, 2000.
**Index Comparison begins on 02/28/95.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                Shareholder fees

(fees paid directly from your
investment)                             Class A Class B Class L Class Y Class 1
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)               5.00%    None   1.00%   None    8.50%
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%   None     None

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                    Smith Barney Mutual Funds  5

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class B Class L Class Y Class 1
Management fee                          1.00%   1.00%   1.00%   1.00%   1.00%
Distribution and service (12b-1) fees   0.25%   1.00%   1.00%    None    None
Other expenses                          0.37%   0.34%   0.34%   0.24%   0.32%
                                        -----   -----   -----   -----   -----
Total annual fund operating expenses    1.62%   2.34%   2.34%   1.24%   1.32%
                                        =====   =====   =====   =====   =====

"Other expenses" for Class L and Y shares have been estimated for the first full fiscal year of performance.
Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                                      5
                                       1 year 3 years years  10 years
Class A (with or without redemption)    $657  $  986  $1,337  $2,326
Class B (redemption at end of period)   $737  $1,030  $1,350  $2,497
Class B (no redemption)                 $237  $  730  $1,250  $2,497
Class L (redemption at end of period)   $435  $  823  $1,338  $2,749
Class L (no redemption)                 $335  $  823  $1,338  $2,749
Class Y (with or without redemption)    $126  $  393  $  681  $1,500
Class 1 (with or without redemption)    $973  $1,233  $1,512  $2,305



6  International Aggressive Growth Fund

 More on the fund's investments

Equity Securities Equity securities include exchange traded and over-the-counter common and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Foreign investments The fund invests at least 65% of its assets in equity secu-rities of foreign issuers, including those in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since the fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities; securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 . As a substitute for buying or selling securities
 . To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

                                                    Smith Barney Mutual Funds  7

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

8  International Aggressive Growth Fund

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC ("SSB Citi") (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Jeffrey Russell and James Conheady, investment officers of the manager and man-aging directors of Salomon Smith Barney, have been responsible for the day-to-day management of the fund's portfolio since 1997. Messrs. Russell and Conheady have more than 15 and 35 years of securities business experience, respectively.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 1.00% of the fund's average daily net assets.

Distribution plan The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder recordkeeping and accounting services.

                                                    Smith Barney Mutual Funds  9

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addi-tion, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 . A broker-dealer, financial intermediary, financial institution or a distribu-tor's financial consultants (each called a "Service Agent")

 . The fund, but only if you are investing through certain qualified plans or certain Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

10  International Aggressive Growth Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                          Class A    Class B    Class L    Class Y     Class 1
Key features             .Initial   .No ini-   .Initial   .No ini-   .Only avail-
                          sales      tial       sales      tial or    able to
                          charge     sales      charge is  deferred   eligible
                          .You may   charge     lower      sales      Class 1
                          qualify    .Deferred  than       charge     shareholders
                          for        sales      Class A    .Must      .You may
                          reduction  charge     .Deferred  invest at  qualify for
                          or waiver  declines   sales      least $15  reduction
                          of ini-    over time  charge     million    or waiver
                          tial       .Converts  for only   .Lower     of initial
                          sales      to Class   1 year     annual     sales
                          charge     A after 8  .Does not  expenses   charge
                          .Lower     years      convert    than the   ..Higher
                          annual     .Higher    to Class   other      initial
                          expenses   annual     A          classes    sales
                          than       expenses   .Higher               charge
                          Class B    than       annual                .Lower
                          and        Class A    expenses              annual
                          Class L               than                  expenses
                                                Class A               than Class
                                                                      A, B and L
----------------------------------------------------------------------------------
Initial sales charge     Up to         None       1.00%      None    Up to 8.50%
                         5.00%;                                      reduced for
                         reduced                                     large pur-
                         for large                                   chases
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
----------------------------------------------------------------------------------
Deferred sales charge    1.00% on   Up to      1.00% if      None    None
                         purchases  5.00%      you redeem
                         of         charged    within 1
                         $1,000,000 when you   year of
                         or more if redeem     purchase
                         you redeem shares.
                         within 1   The charge
                         year of    is reduced
                         purchase   over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
----------------------------------------------------------------------------------
Annual Distribution and  0.25% of   1.00% of   1.00% of      None    None
service fees             average    average    average
                         daily net  daily net  daily net
                         assets     assets     assets
----------------------------------------------------------------------------------
Exchange Privilege*      Class A    Class B    Class L    Class Y    Class 1
                         shares     shares     shares     shares     Shares of
                         of most    of most    of most    of most    Smith Barney
                         Smith      Smith      Smith      Smith      funds that
                         Barney     Barney     Barney     Barney     offer Class
                         funds      funds      funds      funds      1 shares and
                                                                     Class A
                                                                     shares of
                                                                     certain
                                                                     other Smith
                                                                     Barney
                                                                     mutual funds
----------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                   Smith Barney Mutual Funds  11

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the Fund receive. The distribu-tors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets repre-sented by the Class A shares sold by them.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $25,000                    5.00        5.26             4.50
$25,000 but less than $50,000        4.25        4.44             3.83
$50,000 but less than $100,000       3.75        3.90             3.38
$100,000 but less than $250,000      3.25        3.36             2.93
$250,000 but less than $500,000      2.75        2.83             2.48
$500,000 but less than $1,000,000    2.00        2.04             1.80
$1,000,000 or more                   -0-         -0-        up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

12  International Aggressive Growth Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
  Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of NASD members
 . Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

                                                   Smith Barney Mutual Funds  13

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                                           Shares issued:
Shares issued:                          Shares issued:     Upon exchange from
At initial purchase                     On reinvestment of another Smith
                                        dividends and      Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as divi-
                                        dends)

Class L shares (available through certain Service Agents)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

14  International Aggressive Growth Fund

Class 1 shares (available through certain Service Agents)

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints.

                                                          Broker/Dealer
                                   Sales Charge as a % of   commission
                                   Offering  Net amount     as a % of
Amount of purchase                 price (%) invested (%) offering price
Less than $10,000                    8.50%       9.29%         7.00%
$10,000 but less than $25,000        7.75%       8.40%         6.25%
$25,000 but less than $50,000        6.00%       6.38%         5.00%
$50,000 but less than $100,000       4.50%       4.71%         3.75%
$100,000 but less than $250,000      3.50%       3.63%         3.00%
$250,000 but less than $400,000      2.50%       2.56%         2.00%
$400,000 but less than $600,000      2.00%       2.04%         1.60%
$600,000 but less than $5,000,000    1.00%       1.01%         0.75%
$5,000,000 or more                   0.25%       0.25%         0.20%

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net

                                                   Smith Barney Mutual Funds  15
asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . On certain distributions from a retirement plan

 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
          fund   are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.

                 .Write the fund at the following address:
                      Smith Barney Investment Series International Aggressive Growth Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

16  International Aggressive Growth Fund

                 . Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application

                 . For more information, call the transfer agent at 1-800-451-
                   2010
--------------------------------------------------------------------------------
     Through a   You may authorize your Service Agent or a sub--transfer agent
    systematic   to transfer funds automatically from (i) a regular bank
    investment   account, (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.


                                                   Smith Barney Mutual Funds  17

 Exchanging shares

  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney mutual funds. Be sure to read the prospectus of
   distinctive   the Smith Barney mutual fund you are exchanging into. An
     family of   exchange is a taxable transaction.
  mutual funds
   tailored to   . You may exchange shares only for shares of the same class
 help meet the     of another Smith Barney mutual fund. Not all Smith Barney
 varying needs     funds offer all classes.
 of both large
     and small   . Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Service Agent or the transfer agent for further information.

                 . You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).

                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after

18  International Aggressive Growth Fund
                 the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the following page.

                                                   Smith Barney Mutual Funds  19

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services
                   P.O. Box 105043
                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:

                   Smith Barney Investment Series
                   International Aggressive Growth Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699


20  International Aggressive Growth Fund

                 Your written request must provide the following:

                 . The fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                   Smith Barney Mutual Funds  21

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

22  International Aggressive Growth Fund

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                   Smith Barney Mutual Funds  23

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

24  International Aggressive Growth Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agents before the sub-transfer agents' close of busi-ness.

                                                   Smith Barney Mutual Funds  25

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years or since inception. Certain informa-tion reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the follow-ing tables, unless otherwise indicated, was audited by Ernst & Young LLP, inde-pendent auditors whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class 1 share of capital stock outstanding throughout each year (except where noted) ended October 31:

                                                                                August 8,
                                                                                     1996
                                                                            (Commencement
                           Six Months                                                  of
                                Ended                                       Distribution)
                            April 30,                                          to October
                            2000(/1/)         1999       1998(/4/)    1997       31, 1996
-----------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period           $32.57       $19.06          $18.16  $16.52         $16.00
-----------------------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                         (0.19)(/2/)  (0.28)(/2/)     (0.21)  (0.17)         (0.03)(/2/)
 Net realized and
 unrealized gain                15.84        13.79            1.11    1.81           0.55
-----------------------------------------------------------------------------------------------
 Total income from
 operations                     15.65        13.51            0.90    1.64           0.52
-----------------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income            --           --              --      --             --
 Net realized gains             (0.74)         --              --      --             --
-----------------------------------------------------------------------------------------------
 Total distributions            (0.74)         --              --      --             --
-----------------------------------------------------------------------------------------------
 Net asset value, end of
 period                        $47.48       $32.57          $19.06  $18.16         $16.52
-----------------------------------------------------------------------------------------------
 Total return                   48.09%(/3/)  70.88%           4.96%   9.99%          3.25%(/3/)
-----------------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)                 $9           $4              $2      $2           $0.2
-----------------------------------------------------------------------------------------------
 Ratios to average net
 assets*:
 Expenses                        1.32%+       1.68%           1.79%   2.26%          2.50%+
 Net investment (loss)          (0.81)+      (1.12)          (0.99)  (1.24)         (1.31)+
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate           15%          50%             63%     57%            78%
-----------------------------------------------------------------------------------------------
 * If certain expenses
   had not been waived or
   reimbursed by the
   Fund's former manager,
   total return would
   have been lower and
   the ratios would have
   been as follows:
-----------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets               N/A          N/A             N/A     N/A           3.87%+
-----------------------------------------------------------------------------------------------
 Ratio of net investment
 loss to average net
 assets                           N/A          N/A             N/A     N/A          (2.67)+
-----------------------------------------------------------------------------------------------

(/1/) Unaudited.
(/2/) Net investment income (loss) has been calculated using the monthly average share method.
(/3/) Total return is not annualized, as it may not be representative of the total return for the year.

(/4/Effective)December 31, 1997, SSB Citi Fund Management LLC (successor to
    SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the Fund Manager.

N/A=Not Applicable
 +Annualized.

26  International Aggressive Growth Fund

 For a Class A share of capital stock outstanding throughout each year (except where noted) ended October 31:

                                                                                     February 21, 1995
                           Six Months                                                 (Commencement of
                                Ended                                                       Investment
                            April 30,                                                   Operations) to
                            2000(/1/)         1999        1998(/5/)    1997    1996   October 31, 1995
------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period           $32.24       $18.94           $18.14  $16.54  $13.86             $11.81
------------------------------------------------------------------------------------------------------------
 Income from operations:
 Net investment income
 (loss)                         (0.28)(/2/)  (0.37)(/2/)      (0.27)  (0.26)  (0.19)            (0.14)(/2/)
 Net realized and
 unrealized gain                15.70        13.67             1.07    1.86    2.87               2.19
------------------------------------------------------------------------------------------------------------
 Total income from
 operations                     15.42        13.30             0.80    1.60    2.68               2.05
------------------------------------------------------------------------------------------------------------
 Less distributions from:
 Net investment income            --           --               --      --      --                 --
 Net realized gains             (0.74)         --               --      --      --                 --
------------------------------------------------------------------------------------------------------------
 Total distributions            (0.74)         --               --      --      --                 --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of
 period                        $46.92       $32.24           $18.94  $18.14  $16.54             $13.86
------------------------------------------------------------------------------------------------------------
 Total return                   47.86%(/3/)  70.22%            4.41%   9.74%  19.34%             16.28%(/4/)
------------------------------------------------------------------------------------------------------------
 Net assets, end of
 period (millions)                $84          $38              $20     $17     $10                 $7
------------------------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                        1.62%+       2.08%            2.25%   2.56%   2.75%              3.64%+
 Net investment (loss)          (1.14)+      (1.53)           (1.46)  (1.59)  (1.56)             (1.40)+
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate           15%          50%              63%     57%     78%                17%
------------------------------------------------------------------------------------------------------------
 * If certain expenses
   had not been waived or
   reimbursed by the
   Fund's former manager,
   Total Return would
   have been lower and
   the ratios would have
   been as follows:
------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets               N/A          N/A              N/A     N/A    4.12%              5.97%+
------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 loss to average net
 assets                           N/A          N/A              N/A     N/A   (2.92)             (3.73)+
------------------------------------------------------------------------------------------------------------

(/1/Unaudited.)
(/2/Net)investment loss has been calculated using the monthly average share method.
(/3/Total)return is not annualized, as it may not be representative of the total return for the year.
(/4/Total)return from March 17, 1995 (date the Fund's Investment strategy was implemented) through October 31, 1995 without annualization.

(/5/Effective)December 31, 1997, SSB Citi Fund Management LLC (successor to
    SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the Fund Manager.

N/A=Not Applicable
 + Annualized.

                                                   Smith Barney Mutual Funds  27

 For a Class B share of capital stock outstanding throughout each year (except where noted) ended October 31:

                                                                                      February 21, 1995
                           Six Months                                                     (Commencement
                                Ended                                                     of Investment
                            April 30,                                                    Operations) to
                            2000(/1/)         1999        1998(/5/)    1997    1996    October 31, 1995
-------------------------------------------------------------------------------------------------------------
 Net Asset Value,
 Beginning of Period           $31.16       $18.44           $17.81  $16.36  $13.79              $11.81
-------------------------------------------------------------------------------------------------------------
 Income from operations
 Net investment income
 (loss)                         (0.43)(/2/)  (0.53)(/2/)      (0.39)  (0.32)  (0.26)              (0.21)(/2/)
 Net realized and
 unrealized gain                15.16        13.25             1.02    1.77    2.83                2.19
-------------------------------------------------------------------------------------------------------------
 Total income from
 operations                     14.73        12.72             0.63    1.45    2.57                1.98
-------------------------------------------------------------------------------------------------------------
 Less Distributions From:
 Net investment income            --           --               --      --      --                  --
 Net realized gains             (0.74)         --               --      --      --                  --
-------------------------------------------------------------------------------------------------------------
 Total Distributions            (0.74)         --               --      --      --                  --
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of
 Period                        $45.15       $31.16           $18.44  $17.81  $16.36              $13.79
-------------------------------------------------------------------------------------------------------------
 Total Return                   47.30%(/4/)  68.98%            3.54%   8.93%  18.64%              15.69(/4/)
-------------------------------------------------------------------------------------------------------------
 Net Assets, End of
 Period (millions)               $113          $41              $18     $13      $8                  $2
-------------------------------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                        2.34%+       2.79%            3.11%   3.30%   3.50%               4.33%+
 Net investment (loss)          (1.83)+      (2.26)           (2.32)  (2.34)  (2.31)              (2.80)+
-------------------------------------------------------------------------------------------------------------
 Portfolio Turnover               15%          50%              63%     57%      78%                 17%(/3/)
-------------------------------------------------------------------------------------------------------------
 * If certain expenses
   had not been waived or
   reimbursed by the
   fund's former manager,
   Total Return would
   have been lower and
   the ratios would have
   been as follows:
-------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets               N/A          N/A              N/A     N/A    4.87%               6.67%+
-------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 loss to average net
 assets                           N/A          N/A              N/A     N/A   (3.67)%             (5.13)%+
-------------------------------------------------------------------------------------------------------------

(/1/Unaudited.)
(/2/Net)investment loss has been calculated using the monthly average share method.
(/3/Not)annualized.
(/4/Total)return is not annualized, as it may not be representative of the total return for the year.

(/5/Effective)December 31, 1997, SSB Citi Fund Management LLC (successor to
    SSBC Fund Management Inc., formerly known as Mutual Management Corp.), replaced Van Kampen American Capital Asset Management as the fund Manager.

N/A=Not Applicable
 +  Annualized.

28  International Aggressive Growth Fund


[LOGO OF SALOMON SMITH BARNEY]

International Aggressive Growth Fund

An investment portfolio of Smith Barney Investment Series

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

 SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05018)
SB-16 9/00


Part B
STATEMENTS OF ADDITIONAL INFORMATION

Smith Barney
Investment Series
388 Greenwich Street
New York, New York 10013
800 451-2010

Statement of Additional Information


February 28, 2000, as amended

September 11, 2000
This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Series (formerly, Concert Investment Series) (the "Company"), for Smith Barney Large Cap Core Fund (formerly, Growth Fund) ("Large Cap Fund"); Smith Barney Growth and Income Fund (formerly, Growth and Income
Fund) ("Growth and Income fund"); and Smith Barney International Aggressive Growth (formerly, International Equity Fund) ("International Fund") each dated February 28, 2000 as amended September 11, 2000, and should be read in conjunction with the Company's Prospectuses. The Company issues a Prospectus for each of the funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained by contacting your Service Agent, by calling the Fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual funds, 388 Greenwich Street, MF2, New York, New York 10013. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in its entirety into each Fund's Prospectus.

CONTENTS
For ease of reference, the same section headings are used in the Prospectuses and this Statement of Additional Information, except where shown below:

Trustees and Executive Officers of the Company	2
Investment Objectives and Management Policies	5
Risk Factors	23
Investment Restrictions	28
Brokerage	33
Portfolio Turnover	37
Distributor	38
Determination of Net Asset Value	43
Purchase and Redemption of Shares	44
Exchange Privilege	56
Redemption of Shares	58
Distributions and Federal Taxes	62
Other Information	66
Financial Statements	72
Appendix	A-1

TRUSTEES AND EXECUTIVE OFFICERS OF THE COMPANY

The names of the Trustees and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Donald M. Carlton, Trustee. Radian International L.L.C., 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation.
Formerly Director of the Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services); 62.

A. Benton Cocanougher, Trustee. Texas A&M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business
Administration and Graduate School of Business of Texas A&M University;
 Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank; 61.

Stephen Randolph Gross, Trustee. 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339. Managing Partner of Gross, Collins & Cress, P.C. (accounting); Director of Charter Bank & Trust; 52

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); Director and President of SSB Citi Fund Management LLC ("SSB Citi"or the "Manager") and Travelers Investment Adviser, Inc. ("TIA"); and formerly Chairman of the Board of Smith Barney Strategy Advisers Inc. Mr. McLendon is a director of 71 investment companies associated with Citigroup Inc ("Citigroup"). His address is 7 World Trade Center, New York, New York 10048.

Alan G. Merten, Trustee. George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444. President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York; formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University; 58

R. Richardson Pettit. Trustee.  Department of Finance, College of
Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283.
 Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington; 57.

James E. Conroy, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney; Mr. Conroy serves as Investment Officer of four Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Michael Kagan, Vice President and Investment Officer (Age 40). Director of Salomon Smith Barney; Mr. Kagan is Vice President and Investment Officer of three other Smith Barney Mutual Funds. His address is 7 World Trade Center, New York, NY 10048.

Jeffrey Russell, Vice President and Investment Officer (Age 42). Managing Director of Salomon Smith Barney; Mr. Russell is Vice President and Investment Officer of six other Smith Barney Mutual Funds. His address is 7 World Trade Center, New York, New York 10048

Larry Weissman, Vice President and Investment Officer; (Age 38). Managing Director of Salomon Smith Barney; Prior to October 1997, Portfolio Manager of Newberger & Berman LLC; Prior to 1995, Portfolio Manager of College Retirement Equities Fund. His address 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney, Director and Senior Vice President of SSB Citi and TIA. Treasurer of 61 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

Paul Brook, Controller (Age 45). Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP; His address is 125 Broad Street, New York, New York
10004.

Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.

As of August 30, 2000, the Trustees and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of August 30, 2000 to the best knowledge of the Funds and the Board of Trustees, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Funds.

No officer, Trustee or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Trustee of the Company. The Company pays each Trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $48,000 per annum plus $2,000 per each Board of Trustees meeting attended, $1000 for each Committee meeting attended (each Committee chairman is paid an additional $300 for each Committee meeting attended), $1000 for each telephonic Board meeting in which participated (unless such meeting is for information purposes only in which case $100 is paid). In addition, the Funds will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings. During the fiscal year ended October 31, 1999 such expenses totaled $ 14,368. With the exception of Mr. McLendon, no Trustee serves on the Board of any other investment company in the Smith Barney Fund Complex. For the fiscal year ended October 31, 1999, the Trustees of the Company were paid the following compensation:

COMPENSATION TABLE


Name of Person
Retirement Benefits
Accrued as Part of Fund
Expenses
Compensation from Company and
Complex Paid to Trustees
Donald Carlton
(1)
56,000
A. Benton
Cocanougher
(1)
57,000
Stephen Randolph
Gross
(1)


59,000
Heath B.
McLendon*
(1)
0
Alan G. Merten
(1)
56,000
R. Richardson
Pettit
(1)
59,000


*Designates an "Interested Person" of the Company, as defined under the 1940 Act.

(1) The Trustees instituted a retirement plan effective April 1, 1996.
For the Current Trustees who are not "interested persons" of the Company, the retirement benefits payable thereunder are payable for a ten year period following retirement, with the annual payment to be based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. Total aggregate retirement benefits accrued under the plan for the 1999 fiscal year were $1, 570,818. The amount of benefits to be paid upon retirement is therefore not currently determinable for any current Trustee.

Investment Adviser and Administrator
SSB Citi serves as investment adviser to the Company pursuant to separate advisory agreements for each of the Funds (the "Advisory Agreements").
SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Citigroup. As of May 31, 2000 SSB Citi had aggregate assets under management in excess of $ 128 billion. The Advisory Agreements were most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Company or the investment advisers (the "Independent Trustees"), on June 12, 2000.
 SSB Citi bears all expenses in connection with the performance of its services. Under the Advisory Agreements, the Company retains the manager to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The manager is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Company's investment objectives. The manager also furnishes at no cost to the Company (except as noted herein) the services of sufficient executive and clerical personnel for the Company as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the manager furnishes at no cost to the Company the services of a President of the Company, one or more Vice Presidents as needed, and a Secretary. SSB Citi provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.
As compensation for investment advisory services rendered to Large Cap and Growth and Income Funds (calculated separately for each fund), each Fund pays SSB Citi a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.65% up to $1 billion; 0.60% on the next $1 billion; 0.55% on the next $1 billion; 0.50% on the next $1 billion; and 0.45% on net assets thereafter.

As compensation for investment advisory services rendered to International Fund, the Fund pays SSB Citi a fee computed daily and paid monthly at 1.00% annually of average daily net assets.

For the fiscal years ended October 31, 1997, 1998 and 1999, the Funds accrued advisory fees as follows:


Fund

1997

1998

1999

Large Cap Fund

$ 20,953,587

$ 23,343,634
$26,462,719

Growth and Income Fund

7,735,957

8,627,108
9,381,462
International Fund

289,498

376,585
545,582
For the fiscal year ended October 31,1997 and for the period from November 1,1997 to December 31, 199, amounts paid by the Funds under the relevant investment advisory agreements were paid to Van Kampen American Capital Asset Management Inc.("VKAC"). VKAC served as the Company's investment adviser until December 31, 1997, when the SSB Citi replaced VKAC as the manager of each Fund. Prior to December 31, 1997, SSB Citi acted as the Sub-Adviser to International Fund.

Code of Ethics
Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the fund's code of ethics is on file with the SEC.

Independent Auditors
Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as the Fund's independent auditor to examine and report on the Funds' financial statements and highlights for the fiscal year ending October 31, 2000.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses.The Funds may engage in these and any other practices not prohibited by their investment restrictions. Investment objectives and Management Policies may be changed by the Trustees without Shareholder approval. For further information regarding the risks associated with these practices, see "Risk Factors" below.

GENERAL

International Fund

International Fund seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

In seeking to achieve its goal, the Fund presently expects to invest at least 65% and substantially all of its assets in common stocks of established non-United States companies which in the opinion of the manager have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the manager believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its goal of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Fund will be invested for capital appreciation or for income or any combination of both, the manager regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that could be expected from each market.

The Fund generally invests its assets broadly among countries and normally has represented in the portfolio business activities in not less than three foreign countries. The Fund normally invests at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland, The Czech Republic and certain countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the manager may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

Large Cap Fund

Large Cap Fund seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

The Fund also may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. A description of the ratings of commercial paper and bonds is contained in the Appendix. Short term investments may include repurchase agreements with banks or broker-dealers.
Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

Growth and Income Fund

Growth and Income Fund seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures.


EQUITY SECURITIES (All Funds except as otherwise noted)

Common Stocks Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

FIXED INCOME SECURITIES (All Fund except as otherwise noted)

Corporate Debt Obligations Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities The U.S. Government securities in which the Funds may invest include bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Short-Term Investments In certain circumstances the Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved.
Commercial Paper    Commercial paper consists of short-term (usually 1 to
270 days) unsecured promissory notes issued by corporations in order to
finance their current operations.   A variable amount master demand note
(which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may only invest in a master demand note to the extent that the investment would not violate the Fund's limits on restricted and illiquid securities.

Commercial Bank Obligations (International Fund) For the purposes of the International Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the International Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

DERIVATIVE CONTRACTS (All Funds except otherwise noted)

Writing Covered Call Options    These Funds may write (sell) covered call
options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing covered call options is less risky than writing uncovered or "naked" options, which the Funds will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of
the security or currency decline.   Unlike one who owns securities or
currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian.
The premium the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Purchasing Put Options     These Funds may purchase put options.  As the
holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options     Each Fund may purchase call options.  As the
holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into a closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid.
 At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return.
 Options on Stock Indexes    Options on stock indices are similar to
options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple.
 The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

Foreign Currency Options ( International Fund) The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges.
 Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the manager believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all those factors which influence foreign exchange rates and investment generally.

The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Futures Contracts Each Fund may enter into interest rate or currency Futures Contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. A Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts. Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.
Each Fund's Futures transactions normally will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Fund may, however, enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of Funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

Options on Futures Contracts   Options on Futures Contracts are similar to
options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

Forward Currency Contracts, Options on Currency and Currency Swaps (International Fund) A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The International Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The International Fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

The International Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market.
 There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (International Fund) Among the hedging transactions into which the International Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by The Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the Fund believes such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid.
 Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objectives and regulatory requirements applicable to investment companies.

Use of Segregated and Other Special Accounts Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency, liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER PRACTICES

Securities of Foreign Issuers (All Funds) The Large Cap and Growth and Income Funds may invest up to 20% of their assets in securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economics of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Illiquid and Restricted Securities (All Funds) The Funds may invest in restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustee or by the Manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustee believe accurately reflects fair value.

Repurchase Agreements (All Funds) Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Manager may aggregate the cash that certain Funds advised or subadvised by the Manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the Funds that contributed to the joint account share pro rata in the net revenue generated. The Manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (International Fund) The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Short Sales Against the Box (All Funds) Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

Leverage (International Fund) The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage." Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed Funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required Funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Lending Portfolio Securities (All Funds) Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Salomon Smith Barney, and which is acting as a "finder".

In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time;
(d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by to be of good standing and will not be made unless, in the judgment of, the consideration to be earned from such loans would justify the risk.

RISK FACTORS

General Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities Investments in fixed income securities may subject the Funds to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.
 The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

Lower Rated and Below Investment Grade Fixed Income Securities Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market.
 Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other ratings agencies might not timely change their ratings of a particular issue to reflect subsequent events.

Foreign Securities Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies.
 Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and
North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market.
 In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio Manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio Manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, Futures Contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Fund in order to achieve an average portfolio volatility that is within the expected range for that type of Fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.
Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio Manager to assess the risk and reward of such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

Special Risks of Using Futures Contracts and Options on Futures Contracts
 The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate.
 The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

In order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.
As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on Futures Contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all option transactions, there are several special risks relating to options on Futures Contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
 It is not certain that this market will develop. The Fund will not purchase options on Futures Contracts on any exchange unless and until, in the Manager's opinion, the market for such options had developed sufficiently that the risks in connection with options on Futures Contracts are not greater than the risks in connection with Futures Contracts. Compared to the use of Futures Contracts, the purchase of options on Futures Contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a Futures Contract involves risks similar to those arising in the sale of Futures Contracts, as described above.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone.
 EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including:
(i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Portfolio Turnover Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions a Fund may experience a high rate of portfolio turnover. The rate of portfolio turnover is not a limiting factor when the Manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. (For further information see "Portfolio Turnover" below).

Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded.
 To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Salomon Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions which may not be changed with respect to any Fund without approval by the vote of a majority of such Fund's outstanding voting shares, which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken.

The following restrictions apply to all Funds

A Fund shall not:

1. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets (15% in the case of International Fund); provided, however, that illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";

2. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act") in the resale of any securities owned by the Fund;

3. Lend its portfolio securities in excess of 10% (15% in the case of International Fund) of its total assets, both taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;

4. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby); and

6. With respect to all Funds other than International Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to International Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent International Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed
33 1/3% of the Fund's net assets. International Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction.



The following restrictions apply to Large Cap Fund and Growth and Income
Fund

Each of these Funds shall not:

1. Make any investment in real estate, commodities or commodities contracts, or warrants except that the Funds may engage in transactions in futures and related options, and Large Cap Funds may acquire warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, although Large Cap Fund may not invest more than 5% of its net assets in such securities valued at the lower of cost or market, nor more than 2% of its net assets in such securities (valued on such basis) which are not listed on the New York or American Stock Exchanges (warrants and rights represent options, usually for a specified period of time, to purchase a particular security at a specified price from the issuer). Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations;

2. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with futures contracts or related option transactions is not considered the purchase of a security on margin;

3. Invest in securities of any company if any officer or trustee of the Company or of the Manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

4. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that Large Cap Fund and Growth and Income Fund, may invest in the securities of companies which invest in or sponsor such programs;

5. Invest in companies for the purpose of acquiring control or management thereof;

6. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that Large Cap Fund and Growth and Income Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by
Section 12(d)(1) of the 1940 Act;

7. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities; provided, however, that with respect to Large Cap Fund and Growth and Income Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the manager under Board approved guidelines may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

8. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that Large Cap Fund and Growth and Income Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

9. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; and

10. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

The Company has adopted additional investment restrictions, with respect to the above referenced Funds, which may be changed by the Trustees without a vote of shareholders, as follows:

The Company shall not make short sales of securities unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

Foreign Investments. Large Cap Fund and Growth and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

Futures Contracts and Options.   In addition, Large Cap Fund and Growth
and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein. Large Cap Fund and Growth and Income Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments.
 Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

The following restrictions apply to International Fund:

The Fund shall not:

1. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, currency transactions, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; and

2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts and foreign currency futures and options thereon, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

The Company has adopted additional investment restrictions with respect to International Fund, which may be changed by the Trustees without a vote of shareholders. These restrictions provide that the Fund shall not:

1. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of an initial or variation margin in connection with forward contracts, futures contracts, foreign currency futures or related option transactions is not considered the purchase of a security on margin;

2. Invest in securities of any company if any officer or trustee of the Company or of the manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

3. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that International Fund may invest in the securities of companies which invest in or sponsor such programs;

4. Invest in companies for the purpose of acquiring control or management thereof;

5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that International Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

6. Purchase an illiquid security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in such securities; provided, however, that with respect to International Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the manager or Subadviser under Board-approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

7. Make short sales of securities, unless at the time of sale the Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options; and

8. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

Futures Contracts and Options.   In addition,  International Fund may
purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

BROKERAGE

The manager is responsible for decisions to buy and sell securities for the Global Company and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the Manager to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Company may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the manager seeks the best security price at the most favorable commission rate. From time to time, the Fund may place brokerage transactions with affiliated persons of the manager. In selecting broker/dealers and in negotiating commissions, the manager considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Company or the manager.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts,
(c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the manager or the Subadviser in fulfilling their investment-decision making responsibilities.

Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the manager to cause the Company to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the manager. The manager is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Company. The manager undertakes that such higher commissions will not be paid by the Company unless (a) the manager determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the manager, the total commissions paid by the Company are reasonable in relation to the expected benefits to the Company over the long term. The investment advisory fees paid by the Company under the Advisory Agreements are not reduced as a result of the manager's receipt of research services. During the fiscal year ended October 31, 1999, the Company directed the payment of $347,989 in brokerage commissions to brokers because of research services provided.

To the extent consistent with the NASD Rules, and subject to seeking best execution and such other policies as the Trustees may determine, the manager may consider sales of shares of the Company as a factor in the selection of firms to execute portfolio transactions for the Company.

The manager places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Funds effect their securities transactions may be used by the manager in servicing all of its accounts; not all of such services may be used by the manager in connection with the Funds. In the opinion of the manager, the benefits from research services to the Funds of the Company and to the accounts managed by the manager cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the manager, such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.

The manager will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts that the manager may establish in the future.
 In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations among the Company and other advisory accounts, the main factors considered by the manager over the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

The following table summarizes for each Fund the total brokerage commissions paid.

Fiscal
Year
Ended
10/31
Internationa
l

Large Cap

Growth &
Income

1999
$163,053
$2,767,64
8
$587,368
1998
$142,261
$8,191,23
7
$1,123,715
1997
$115,016
$10,105,4
82
$2,428,087

The Funds may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the manager. Such affiliated persons currently include Robinson Humphrey, Inc. ("Robinson Humphrey").
 For the periods covered below (including those prior to December 31, 1997, when the manager assumed investment advisory responsibilities from
VKAC), Smith Barney and Robinson Humphrey were affiliated with PFS Distributors, Inc., which was the Distributor prior to October 8, 1998.
 As of October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of VKAC and as of May 31, 1997, Dean Witter Discover
& Co. ("Dean Witter") also became an affiliate of VKAC. Effective December 31, 1997, Morgan Stanley and Dean Witter were no longer affiliated with the manager or the Distributor (or its predecessor). The Board of Companyees has adopted procedures designed to ensure that commissions paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

The Funds paid the following commissions to affiliated brokers during the periods shown:

						Salomon
				Robinson	Smith
Fiscal 1999 Commissions		Humphrey	Barney

International           		-		$6,872
Large Cap Growth		$3,000		$120,692
Growth & Income		-		$42,940



Fiscal 1999 Percentage

International                       	-		4.21%
Large Cap		             0.11%		4.36%
Growth & Income		-		7.31%



Percentage of Transactions with
Affiliates to Total Transactions			Salomon
				Robinson	Smith
				Humphrey	Barney

International 			-		3.56%
Large Cap			0.10%		2.84%
Growth & Income		-		5.98%





						Salomon
				Robinson	Smith
Fiscal 1998 Commissions		Humphrey	Barney

International          		      -0-		    9,442
Large Cap 		  	34,230		363,234
Growth & Income		    3,300		  99,771


Fiscal 1998 Percentage

International          		N/A		6.60%
Large Cap			0.42%		4.43%
Growth & Income		0.29%		8.88%



Percentage of Transactions with
Affiliates to Total Transactions			Salomon
				Robinson	Smith
				Humphrey	Barney

International 			-		7.30%
Large Cap Growth		0.52%		3.94%
Growth & Income		0.15%		9.12%



						Salomon
				Robinson	Smith		Morgan		Dean
Fiscal 1997 Commissions		Humphrey	Barney		Stanley
	Witter

International 			-		-		$9,368
	-
Large Cap			$4,500		$327,320	20,688
	$17,100
Growth & Income		-		90,639		375		-


Fiscal 1997 Percentage

International 			-		-		8.14%		-
Large Cap			0.04%		3.24%		0.20%		0.17%
Growth & Income		-		3.73%		0.02%		-

Percentage of Transactions with
Affiliates to Total Transactions

International 			-		-		1.43%		-
Large Cap			-		0.04%		-		0.28%
Growth & Income		-		-		-		-


PORTFOLIO TURNOVER

For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should SSB Citi deem it advisable to purchase or sell securities.


For the fiscal years ended October 31, 1997,1998 and 1999, the portfolio turnover rates were as follows:



    Fund
1997
1998
1999
Large Cap Fund
165%
113%
37%
Growth and Income Fund
93%
34%
53%
International Fund
57%
63%
50%

Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

SSB Citi manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Salomon Smith Barney research department in managing the Funds. Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by SSB Citi. When two or more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.


DISTRIBUTOR

Effective June 5, 2000, Salomon Smith Barney, Inc., located at 388 Greenwich Street , New York, New York, 10013 and PFS serve as the fund's co-distributors pursuant to a written agreement dated June 5, 2000 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the independent directors, on April 17, 2000. Prior to and up to June 5, 2000, CFBDS, Inc. acted as a Distributor.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor, or any Other Service Agent (collectively, "Service Agents"), or any of their affiliates, may also pay for certain non-cash sales incentives provided to PFS Investments registered representatives or, as applicable, other financial professionals (collectively, "Financial Professionals"). Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, Service Agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to Financial Professionals that sell shares of each Fund.

The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. Citigroup and its affiliates may make similar payments under similar arrangements.

The Distributor acts as the principal underwriter of the shares of the Company pursuant to a written agreement for the Funds ("Underwriting Agreement"). The Distributor has entered into a selling agreement with PFS Distributors, Inc. on behalf of PFS Investments (collectively, "PFS") and with one or more Other Service Agents giving the Service Agents the right to sell shares of each Fund of the Company on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Company's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.
 The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

Initial Sales Charges - Class A and Class 1.

The following table shows commissions paid as initial sales charges on Class A and Class 1 shares, amounts retained by the Distributor and amounts received by PFS Investments during the periods ended October 31, 1999, 1998, and 1997. Prior to June 5, 2000 CFBDS was distributor and prior to October 8, 1998, PFS Distributors, Inc. acted as Distributor, and prior to the date of this SAI, PFS was the sole Service Agent.


Internationa
l

Large Cap

Growth & Income

October 31, 1999



Total Underwriting
Commissions*
$221,113
$13,988,68
0
$4,069,851
Amount Retained By
Distributor
16,578
2,082,115
509,045
Amount Received By PFS
Investments
204,535
11,906,565
3,560,805




October 31, 1998



Total Underwriting
Commissions**
$228,945
$11,625,88
6
$4,604,451
Amount Retained By
Distributor
21,062
2,349,255
656,152
Amount Received By PFS
Investments
207,883
12,276,631
3,948,259




October 31, 1997
Internatio
nal
   Large Cap
Growth &
Income

Total Underwriting
Commissions
$350,629
$16,295,440
$5,171,583
Amount Retained By
Distributor
37,022
2,787,467
825,074
Amount Received By PFS
Investments
313,607
13,507,833
4,346,509

* Of these totals, the following amounts were paid to PFS Distributors,
Inc.:  $199,002; $12,589,812, and $3,662,866, for the above listed funds, respectively.

**For the period November 1, 1997 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the commissions were as follows:


Name of Fund
11/01/97
through
10/07/98+
10/08/98
through
10/31/98++
Large Cap
$16,442,770
$1,032,664
Growth & Income
$6,490,528
$279,461
International
$471,895
$18,132

 +The entire amount was paid to PFS Distributors, Inc.
 ++ The following amounts were paid to PFS Distributors, Inc.: $102,101; $16,319, and $34,874 for the above listed funds, respectively.

DISTRIBUTION PLANS

Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares (''distribution expenses'') and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Company has adopted three Distribution Plans (hereinafter referred to as the ''Class A Plan'', "Class L Plan" and the ''Class B Plan'') for its Class A shares, Class L Shares and Class B shares, respectively. The Rules of Conduct of the National Association of Securities Dealers, Inc. (''NASD Rules'') limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which a Fund may pay for such distribution costs.

Under the Class A Plan each Fund pays PFS Distributors, Inc. and Salomon Smith Barney, as administrative agents for PFS Accounts and Other Accounts, respectively (the "Administrative Agents") 0.25% per annum of its average daily net assets attributable to such class of shares as a service fee. The service fee is intended to cover shareholder and account maintenance services provided to Class A shareholders of each Fund by Financial Professionals.

Under the Class B Plan and Class L Plan, Class B and Class L, respectively, shares of each Fund are subject to a combined annual distribution fee and service fee at the rate of 1.00% of a Fund's aggregate average daily net assets attributable to such class of shares, which fees are paid to the Administrative Agents. Payments are made by each Fund under the Plans of 0.25% per annum, and distribution fee payments of 0.75% per annum, of the aggregate average daily net assets attributable to the shares. The distribution fee payments are used as compensation for sales and promotional activities and marketing of the shares. The expenditures under the Plans may consist of sales commissions to Financial Professionals for selling shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the shares of a Fund and the costs of preparing and distributing promotional materials with respect to such shares.

The Distributor is entitled to receive the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares, and said amount is paid to Financial Professionals. PFS and Salomon Smith Barney are entitled to receive the contingent deferred sales charge paid upon certain redemptions of Class B and L shares directly from the Fund, for PFS Accounts and other Accounts, respectively, for any of the distribution and service expenses described above.

During the period they are in effect, the Plans obligate each Fund to pay fees as compensation for service (and for the Class B and L Plans, distribution) activities, not as reimbursement for specific expenses incurred. Thus, even if such expenses exceed service or distribution fees paid by any Fund, the Fund will not be obligated to pay more than those fees and, if expenses are less than such fees, the Administrative Agents may retain the full fees and realize a profit. Each Fund will pay the applicable service fees and distribution fees until either the applicable Plan is terminated or not renewed. In that event, expenses in excess of service fees and distribution fees received or accrued through the termination date will be the sole responsibility of and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and the corresponding expenses for each class separately.

Actual distribution expenditures incurred by the Administrative Agents and Service Agents under the Class B Plan for any given year are expected to exceed the fees received by them form the Funds pursuant to the Class B Plan and pursuant to contingent deferred sales charges. Such excess will not be carried forward in future years. If the Class B Plan is terminated or is not continued, the Fund would not be contractually obligated and has no liability to pay for any expenses incurred that have not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

In reporting amounts expended under the Plans to the Trustees, expenses attributable to the sale of both Class A and Class B shares will be allocated to each class based on the ratio of sales of Class A and Class B shares to the sales of both classes of shares. The service fees paid by the Class A shares will not be used to subsidize the sale of Class B shares; similarly, the service fees, if any, and distribution fees paid by the Class B shares will not be used to subsidize the sale of Class A shares.

As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of related service agreements were approved by the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to each Plan ("Independent Trustees"). In doing so, the Board of Trustees determined that there is a reasonable likelihood that each Plan will benefit the Company and its shareholders.

Each Plan requires that the Trustees be provided at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with its terms, the Plans continue in effect so long as such continuance is specifically approved at least annually by the Trustees, including a majority of Independent Trustees.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the relevant class, for any Fund. Any change in any of the Plans that would materially increase the distribution or service expenses borne by a class of a Fund requires shareholder approval by the relevant class; otherwise, it may be amended by a majority of the Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as a Plan is in effect, the selection or nomination of any additional Independent Trustees is committed to the discretion of the Independent Trustees.

For the fiscal year ended October 31, 1999, the aggregate expenses for the International Fund under the Fund's Class A Plan were $65,440 or 0.25%, respectively, of the Class A shares' average net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $256,597 or 1.00% of the Class B shares' average net assets. Such expenses included $57,908 for commissions and transaction fees and $173,664 for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate expenses for the Large Cap Fund under the Class A Plan were $659,586 or 0.25%, respectively, of the Class A shares' average net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $2,669,544 or 1.00% of the Class B shares' average net assets. Such expenses included $618,460 for commissions and transaction fees and $1,855,380 for fees paid for servicing Class B shareholders and administering the Class B Plan.

For the fiscal year ended October 31, 1999, the aggregate expenses for the Growth and Income Fund under the Fund's Class A Plan were $394,715 or 0.25%, respectively, of the Class A shares' average net assets. For the fiscal year ended October 31, 1999, the Fund's aggregate expenses under the Class B Plan were $1,751,910 or 1.00% of the Class B shares' average net assets. Such expenses included $416,008 for commissions and transaction and $1,248,025 for fees paid for servicing Class B shareholders and administering the Class B Plan.

The Distributor and/or Service Agents bear the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Company pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

For the fiscal year ended October 31, 1999, the Distributor and/or Service Agents incurred the following distribution expenses for the funds:






Fund Name





Advertis
ing



Printing
and
Mailing
of
Prospectu
ses




Support
Service
s




Financial
Profession
als




Interes
t
Expense





Total
Internatio
nal
$699
$3,833
-
$95,916
$53,643
$154,091
Large Cap
$8,551
$47,829
-
$990,174
$450,98
9
$1,497,5
43
Growth and
Income

$5,387

$29,720

-

$609,161

$364,00
2

$1,008,2
70


The Distributor and/or Service Agents will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by the Distributor and/or Service Agents are distribution expenses within the meaning of the Plans and may be paid from amounts received by the Distributor and/or Service Agents from the Company under the Plans.

DETERMINATION OF NET ASSET VALUE

The assets attributable to the shares of each Fund reflect the value of separate interests in a single portfolio of securities. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class. The net asset value of the shares of each Fund is determined at 4:00 p.m., New York time (or at the close of the New York Stock Exchange (the "Exchange"), if earlier, on each business day on which the Exchange is open.

The value of equity securities is computed by (i) valuing listed or unlisted securities for market quotations are readily available at the prices reported by an independent pricing services, or as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (ii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued (at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices).

Foreign securities trading may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Fund's net asset value unless the manager, under the supervision of the Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.

U.S. Government securities are traded in the over-the-counter market and valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked
prices.   Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis to the extent this approximates market value.

When, in the judgment of the service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the service from dealers in such securities). Other investments are carried at fair value as determined by the service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the Service would be valued at fair value using methods determined in good faith by the Trustees.

PURCHASE AND REDEMPTION OF SHARES

Alternative Purchase Arrangements. Each Fund offers two Classes of shares to investors purchasing through PFS Accounts four classes through Other Accounts. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") payable upon certain redemptions. In addition, the Funds offer Class 1 shares only to Eligible Class 1 Purchasers through PFS Accounts.

In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because a Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in a Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds listed below under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a value or at a reduced sales charge should consider doing so.

Financial Professionals may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

How to Purchase Shares. The procedures for purchasing shares varies according to whether you purchase through a PFS Account or Other
Account:

PFS ACCOUNTS

Initial purchases of shares of each Fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the Sub-Transfer Agent, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent. In processing applications and investments, the Sub-Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Sub-Transfer Agent ceases to act as such, a successor company named by the Company will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS or the Sub-Transfer Agent.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in a Fund is $25. For each Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Sub-Transfer Agent or Sub-Transfer Agent prior to the close of regular trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Inc. Registered Representative must contact the Sub-Transfer Agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact the Sub-Transfer Agent at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact the Sub-Transfer Agent at (800) 544-5445 between 9:00 a.m. and 6:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the Sub-Transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS or the Sub-Transfer Agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. Your Service agent is the shareholder of record for the shares of the Fund you own.

Investors may be able to establish new accounts in the fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans.
 Investors should consult with their Service Agent and their tax and retirement advisers.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent or Service Agent is authorized through preauthorized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to provide systematic additions to the shareholder's Fund account. For PFS Accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25, and a shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $25.









Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of the Funds are as follows:






               Sales Charge

Broker Dealer
Commission  as % of
Offering Price
Amount of
Investment

% of
Offering Price
% of Net
Amount Invested





Less than  $ 25,000
5.00%
5.26%
4.50%
$ 25,000 -  49,999
4.25
4.44
3.83
50,000 -  99,999
3.75
3.90
3.38
100,000 - 249,999
3.25
3.36
2.93
250,000 - 499,999
2.75
2.83
2.48
500,000 and over
2.00
2.04
1.80
$1,000,000 or more
-0-
-0-
Up to 1.00*


*Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended. The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of a Fund made at one time by ''any person'', which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Initial Sales Charge Waivers. The initial sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

PFS ACCOUNTS

Purchases of Class A shares through PFS Accounts may be made at net asset value without a sales charge in the following circumstances:

(a) sales to Board Members and employees of Citigroup and its subsidiaries;
(b) sales to Board Members of the Smith Barney Mutual Funds or any other mutual funds for which members of Citigroup act as investment advisor, administrator or service agent (including retired Board Members); the immediate families of such persons (including the surviving spouse of a deceased Board Member); and to a pension, profit-sharing or other benefit plan for such persons;
(c) sales to employees of member firms of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(d) issuance to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(e) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;
(f) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;
(g) sales through Financial Professionals of Service Agents where the amounts invested represent the redemption proceeds from other investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares,
(ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge;
(h) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (note: subsequent investments will be subject to the applicable sales charge);
(i) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and
(j) purchases by investors participating in a Salomon Smith Barney fee based arrangement.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the ''Primerica Plan'') for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (''ERISA''). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Company, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Company may terminate, or amend the terms of, offering shares of the Company at net asset value to such persons at any time. PFS may pay PFS Investments Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

OTHER ACCOUNTS

In certain circumstances, the initial sales charge imposed on purchases of Class A shares through Other Accounts, and the CDSC imposed upon sales of Class A or Class B shares through Other Accounts, are waived. Waivers are generally instituted in order to promote good will with persons or entities with which Citibank or the Distributor or their affiliates have business relationships, or because the sales effort, if any, involved in making such sales is negligible, or, in the case of certain CDSC waivers, because the circumstances surrounding the sale of Fund shares were not foreseeable or voluntary. These sales charge waivers may be modified or discontinued at any time.

Class A shares may be purchased through Other Accounts without a sales charge by:

(a) tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code;
(b) trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority;
(c) accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian;
(d) directors or trustees (and their immediate families), and retired directors and trustees (and their immediate families), of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service agent;
(e) employees of Citibank and its affiliates, or any Service Agent and its affiliates (including immediate families of any of the foregoing), and retired employees of Citibank and its affiliates or (including immediate families of the foregoing);
(f) investors participating in a fee-based or promotional arrangement sponsored or advised by Citibank or its affiliates;
(g) investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services;
(h) employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(i) separate accounts used to fund certain unregistered variable annuity contracts;
(j) direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees;
(k) shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of a Fund or any other CitiFund at net asset value without a sales charge;
(l) employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under
Section 401(k) of the Code, subject to minimum requirements as may be established by a distributor with respect to the amount of purchase; currently, the amount invested by the qualified plan in a Fund or in any combination of CitiFunds must total a minimum of $1 million;
(m) accounts associated with Copeland Retirement Programs;
(n) investors purchasing $500,000 or more of Class A shares; in determining whether a contingent deferred sales charge on Class A shares is payable, see "Deferred Sales Charge Alternatives" below in this section;
(o) subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund if:

- the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and

- the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund;

(p) an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with a distributor from another investment firm within six months prior to the date of purchase by the investor, if:

- the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds

- the redemption is made within 60 days prior to the investment in a Fund, and

- the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption.

Volume Discounts. The "Amount of Investment'' referred to in the sales charge table set forth above under "Initial Sales Charge Alternative-Class A Shares'' includes the purchase of Class A shares in a Fund and, in the case of PFS Accounts, of certain other Concert and Smith Barney mutual funds. A person eligible for a volume discount includes: an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code; or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

PFS ACCOUNTS

Cumulative Purchase Discount. The reduced sales load reflected in the sales charge tables applies to purchases of Class A and Class 1 shares of the various Funds. An aggregate investment includes all shares of all of the Funds (and any other eligible funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described below.
PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Sub-Transfer Agent confirm the investor's representations concerning his holdings.

OTHER ACCOUNTS

Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:

(a) have been in existence for more than six months;
(b) have a purpose other than acquiring Fund shares at a discount;
(c) satisfy uniform criteria that enable a distributor to realize economies of scale in its costs of distributing shares;
(d) have more than ten members;
(e) be available to arrange for group meetings between representatives of the Funds and the members;
(f) agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the distributor; and
(g) seek to arrange for payroll deduction or other bulk transmission of investments to the Funds.

Letter of Intent.   A Letter of Intent for amounts of $50,000 or more
for PFS Accounts, and $25,000 or more for other Accounts, provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of each Fund and, in the case of PFS Accounts, other Smith Barney Mutual Funds, offered with a sales charge over a 13-month period based on the total amount of intended purchases plus all Class A and Class 1 shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your Service Agent to obtain a Letter of Intent application.

PFS ACCOUNTS

A Letter of Intent applies to purchases of Class A shares of all Funds and Class 1 shares of all Funds. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the Sub-Transfer Agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the Service Agent or, if not paid, the Service Agent will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

OTHER ACCOUNTS

Subject to acceptance by CFBDS, Inc., the Funds' distributor, and the conditions mentioned below, each purchase under a letter of intent will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

(a) The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform a distributor that the letter of intent is in effect each time shares are purchased;
(b) The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below;
(c) A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if a distributor is informed in writing of this intent within the 90-day period;
(d) The value of shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases;
(e) Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Sub-Transfer Agent or a Service Agent stating that the shares were paid for by the person signing the letter;
(f) Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent; and
(g) The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Sub-Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Sub-Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

Deferred Sales Charge Alternatives. CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (i) Class B shares and (ii) Class A shares that were purchased without an initial sales charge but subject to a CDSC. Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.




Years Since Purchase
Payment Was Made




          CDSC
Applicable


First
5.00%
Second
4.00
Third
3.00
Fourth
2.00
Fifth
1.00
Sixth and thereafter
0.00

Class B Conversion Feature. Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B shares acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

Class B shares of a Fund purchased in PFS Accounts prior to December 31, 1997 and subsequently redeemed will remain subject to the CDSC at the rates applicable at the time of purchase.

In determining the applicability of any CDSC or the conversion feature described above, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount that represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

For the year ended October 31, 1999, CDSCs paid for Class B shares were approximately:


Fund			CDSC

Large CapGrowth:	$767,965
Growth and Income:	$639,210
International:		$68,326


Waiver of CDSC.

PFS ACCOUNTS

For PFS Accounts, the CDSC generally is waived on exchanges and on redemptions of Class A and Class B shares in the circumstances described below:

(a)  Redemption Upon Disability or Death

The Company may waive the CDSC on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Sub-Transfer Agent will require satisfactory proof of death or disability before it determines to waive the CDSC.

In cases of disability or death, the CDSC may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

(b)  Redemption in Connection with Certain Distributions from Retirement
Plans

The Company may waive the CDSC when a total or partial redemption is made in connection with certain distributions from Retirement Plans.
The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code
Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

The Company does not intend to waive the CDSC for any distributions from IRAs or other Retirement Plans not specifically described above.

(c)  Redemption Pursuant to the Company's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in a Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan.
 The CDSC may be waived on redemptions made under the Plan.

The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Company reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

(d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

The Company reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Company may waive the CDSC upon such involuntary redemption.

(e)  Redemption by manager

The Company may waive the CDSC when a total or partial redemption is made by the manager with respect to its investments in a Fund.

OTHER ACCOUNTS

See "Initial Sales Charge Waivers-Other Accounts". There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

The CDSC will be waived for Other Accounts in connection with:

(a) a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death;
(b) a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2;
(c) a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan;
(d) a redemption resulting from a tax-free return of an excess contribution to an IRA; and
(e) redemptions made under a Fund's Systematic Withdrawal Plan.










Purchases of Class 1 Shares.   Class 1 shares are offered only through
PFS Accounts, and only to Eligible Class 1 Purchasers, at the next determined net asset value plus a sales charge, as set forth below.



Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price
Reallowed to
PFS
(as a % of
Offering
Price)*
Less than $10,000
9.29%
8.50%
7.00%
$     10,000 but less than
 $    25,000
8.40%
7.75%
6.25%
$     25,000 but less than
 $    50,000
6.38%
6.00%
5.00%
$     50,000 but less than
 $  100,000
4.71%
4.50%
3.75%
$   100,000 but less than
$   250,000
3.63%
3.50%
3.00%
$   250,000 but less than
$   400,000
2.56%
2.50%
2.00%
$   400,000 but less than
$   600,000
2.04%
2.00%
1.60%
$   600,000 but less than
$5,000,000
1.01%
1.00%
0.75%
$5,000,000 or more
0.25%
0.25%
0.20%



*	Additionally, PFS Distributors, Inc. pays to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS. The percentage used in the calculation is 3%.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, Service Agents or their affiliates may also pay for certain non-cash sales incentives provided to financial professionals. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, Service Agents may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to financial professionals that sell shares of the Company.

Class 1 shares may be purchased at net asset value by the Primerica Plan for Eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Company and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Company may terminate, or amend the terms of, offering shares of the Company at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are the same as those described above under ''Purchases of Shares-''Volume Discounts'' and ''Letter of Intent.''

Class L Shares Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class Y Shares Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000.

EXCHANGE PRIVILEGE

Exchange privilege - General.

Class A Exchanges. Class A shareholders of each Fund who wish to exchange all or a portion of their shares for Class A shares in any funds eligible for the exchange privilege may do so without imposition of any charge.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund then owned, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


PFS ACCOUNTS

For PFS Accounts, shares of each class of a Fund may be exchanged at the net asset value next determined for shares of the same class in the other Funds of the Company and in the following funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class 1 shares into a fund that does not offer Class 1 shares may be made for Class A shares of such fund. Exchanges are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

- Concert Peachtree Growth Fund

- Concert Social Awareness Fund

- Smith Barney Appreciation Fund Inc.

- Smith Barney Concert Allocation Series Inc.-Balanced Portfolio

- Smith Barney Concert Allocation Series Inc.-Conservative Portfolio

- Smith Barney Concert Allocation Series Inc.- Growth Portfolio

- Smith Barney Concert Allocation Series Inc.-High Growth Portfolio

- Smith Barney Concert Allocation Series Inc.-Income Portfolio

- Smith Barney Investment Grade Bond Fund

- *Smith Barney Money Funds, Inc.-Cash Portfolio

- **Smith Barney Exchange Reserve Fund

 *	Available for exchange with Class A shares of a Fund.
**	Available for exchange with Class B shares of a Fund.

Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.

OTHER ACCOUNTS

For Other Accounts, Class A and Class B shares of a Fund may be exchanged for shares of the same class in any other Fund of the Company, or for shares of the same class of CitiFunds Cash Reserves.



Additional Information Regarding the Exchange Privilege.   Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Company may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Fund's other shareholders. In this event, the Company may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Company, the Company will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the other funds eligible for the exchange privilege, and the shareholder would be expected to maintain such investment for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

By use of the exchange privilege, the investor authorizes the Sub-Transfer Agent to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Sub-Transfer Agent to be genuine. The Sub-Transfer Agent's records of such instructions are binding.

For purposes of determining the sales charge rate previously paid on Class A (and for PFS Accounts, Class 1 shares) of a Fund, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a redemption of shares, which is a taxable transaction. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. Each Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

Redemption-General. In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent). Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent) of the request and any other necessary documents in proper order.
 Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent (in the case of PFS Accounts, the Sub-Transfer Agent) may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. A redemption of shares is a taxable transaction for the shareholder.

The Company may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when
(a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


PFS ACCOUNTS

Shareholders may redeem for cash some or all of their shares of a Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd, Bldg. 200, Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, Company or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

A shareholder may utilize the Sub-Transfer Agent's Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting the Sub-Transfer Agent at (800) 544-5445 between 9:00 a.m. and 6:00 p.m. eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach the Sub-Transfer Agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.

A shareholder may utilize the Sub-Transfer Agent's FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via Wire or ACH directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the Fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing House (ACH). If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within 48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders for its customers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Sub-Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

Automatic Cash Withdrawal Plan.   Each Fund offers shareholders an
automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of a specified amount.

PFS ACCOUNTS

For PFS Accounts, the amount of each withdrawal must be at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Fund. The Company reserves the right to involuntarily liquidate any shareholder's account in a Fund if the aggregate net asset value of the shares held in that Fund account is less than $500. (If a shareholder has more than one account in a Fund, each account must satisfy the minimum account size.) The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

OTHER ACCOUNTS

For shareholders who hold shares through Other Accounts, there is a limit of one withdrawal per month under the plan.

If you redeem Class A or Class B shares under the plan that are subject to a CDSC, you are not subject to any CDSC applicable to the shares redeemed, but the maximum amount that you can redeem under the Plan in any year is limited to 10% of the average daily balance in your account.
 You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the plan, you must complete the appropriate forms provided by your Service Agent.

Additional Purchase and Sale Information.

PFS ACCOUNTS

Neither the Series or its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Series reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Check Writing Privilege. This option is available for non-retirement plan accounts that are not subject to a contingent deferred sales charge in the Concert Investment Series(r) Government Fund, Concert Investment Series(r) Municipal Bond Fund (A Shares and Class 1 Shares only). Checks must be written for at least $250. Each book of 10 check costs $7.50 which will be deducted form your account balance.

OTHER ACCOUNTS

Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

Investors may be able to establish new accounts in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agent and their tax and retirement advisers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social Security number, and account number. If these or other reasonable procedures are not followed, the Funds, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

DISTRIBUTIONS AND FEDERAL TAXES

International Fund and Large Cap Fund distribute dividends and capital gains annually; Growth and Income Fund declares and pays dividends quarterly. The per share dividends on Class B shares of each Fund will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and incremental transfer agency fees, if any, applicable to the Class B shares. Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains (the excess of net long-term capital gain over net short-term capital loss).
 Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities and certain other transactions during the year over its total losses on such sales and transactions, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets. By so qualifying, a Fund will not be subject to federal income tax on amounts paid by it as dividends and distributions to shareholders in compliance with the Code's timing and other requirements. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. A Fund will be subject to a nondeductible, 4% federal excise tax if it fails to meet certain distribution requirements with respect to each calendar year, generally applicable to its ordinary (taxable) income for that year and the excess of its capital gains over its capital losses for the one-year period ended on October 31 of that year. The Funds intend generally to make distributions sufficient to avoid or minimize any liability for the excise tax. Each Fund expects to be treated as a separate entity for purposes of determining its federal tax treatment.

Dividends from net investment income and any excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by Small Cap Fund, International Fund, Mid Cap Fund, Growth Fund and Growth and Income Fund may qualify for the 70% dividends received deduction for corporations. Qualifying dividends include only dividends attributable to dividends a Fund receives from U.S. domestic corporations with respect to stock for which the Fund satisfies applicable holding period requirements.

The portion of the dividends received from a Fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stock). The Fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more positions in substantially similar or related property. The dividends-received deduction will be allowed only with respect to dividends on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund.

Receipt of dividends that qualify for the dividends-received reduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of "extraordinary dividends" from the Fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

For federal income tax purposes, dividends declared by a Fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they are declared. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.

A capital gain dividend (i.e., a dividend from the excess of a Fund's net long-term capital gain over its net short-term capital loss) received after the purchase of the shares of any of the Funds reduces the net asset value of the shares by the amount of the distribution and will nevertheless be subject to income taxes. The same is true of dividends treated as ordinary income, as described above. Investors may therefore wish to avoid purchasing Fund shares shortly before an anticipated dividend (other than an exempt-interest dividend from Municipal Bond Fund) or capital gain dividend in order to avoid being taxed on a distribution that is economically a return of a portion of the purchase price. These capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Any loss on the sale of Fund shares held for six months or less is treated as a long-term capital loss to the extent of any capital gain dividend paid on such shares. All dividends and distributions are taxable to the shareholder in the same manner whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

If shares of a Fund purchased subject to a sales charge are sold or exchanged within 90 days of acquisition, and shares of the same or another mutual fund are acquired, to the extent the sales charge on the initial purchase is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares. Additionally, any loss realized on a redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days, beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Fund shares.

Periodic withdrawals under the systematic withdrawal plan involve redemptions of shares, which may result in tax liability for the redeeming shareholder. Additionally, any redemption of shares is a potentially taxable transaction, even if a reinvestment privilege is later exercised.

Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

Back-up Withholding. Each Fund is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Fund with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Company that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are generally classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options, equity options, and certain other options or future contracts are not classified as
Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

Certain transactions in options, futures contracts, or options on futures contracts may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are
Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and
(iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

The effect of the tax rules described above with respect to options and futures contracts may be to change the amount, timing and character of a Fund's income, gains and losses and therefore of its distributions to shareholders.

These rules also generally apply to options, futures and forward contracts relating to foreign currency, except that (1) options, futures and forward contracts on certain foreign currencies are not governed by
Section 1256, (2) gains and losses on foreign currency forward contracts are generally treated as ordinary income and losses, and (3) gains and losses on a Fund's foreign currency options and futures contracts that are not governed by Section 1256, if any, are generally treated as ordinary income and loss.

Additionally, under the Code gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are treated as ordinary income or loss.

If a Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Fund to its shareholders in a manner that satisfies the distribution requirements referred to above. If a Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund. A Fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies, partnerships or trusts in which the Fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Dividends or other income (including, in some cases, capital gains) received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If eligible, the International Fund will determine whether to make an election to treat any qualified foreign income taxes paid by it as paid by its shareholders. In determining whether to make this election, the Fund will take into consideration such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, shareholders of the Fund would be required to include their respective pro rata portions of such qualified foreign taxes in computing their taxable income and would then generally be entitled to credit such amounts against their United States federal income taxes due, if any, provided that certain holding period requirements are satisfied, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the International Fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be potentially available as a credit or deduction, subject to the limitations generally applicable under the Code. The other Funds will not qualify to make this election, and consequently their shareholders will not report on their own tax returns their shares of the foreign taxes paid by these Funds.

Municipal Bond Fund may acquire an option to "put" specified portfolio securities to banks or municipal bond dealers from whom the securities are purchased. See "Investment Practices - Stand-By Commitments." The Fund has been advised by its legal counsel that it will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put; and the interest on the Municipal Securities will be tax-exempt to the Fund. Counsel has pointed out that although the Internal Revenue Service has issued a favorable published ruling on a similar but not identical situation, it could reach a different conclusion from that of counsel. Counsel has also advised the Fund that the Internal Revenue Service presently will not ordinarily issue private letter rulings regarding the ownership of securities subject to stand-by commitments.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect, and no attempt is made to describe special tax rules that may be applicable to certain categories of shareholders, such as tax-exempt or tax-deferred entities or retirement plans, insurance companies, and financial institutions. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.


OTHER INFORMATION

Performance Information

From time to time a Fund may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class 1, Class A and Class B shares of each Fund. These figures are based on historical earnings and are not intended to indicate future performance. The Company may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield

A Portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/l] + 1)6 - 1], where

	a = dividends and interest earned during the period
	b = expenses accrued for the period (net of reimbursement)
	c =	the average daily number of shares outstanding during the
period that were entitled to receive dividends
	d = the maximum offering price per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)/n = ERV, where:

	P		=	a hypothetical initial payment of $ 1,000
	T		=	average annual total return
	n		=	number of years
	ERV	= 	Ending Redeemable Value of a Hypothetical $ 1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



The average annual total return (computed in the manner described in the Prospectus) and yield for each Fund are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance.  Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.
							Class 1		Class A
	Class B
							Shares		Shares
	Shares

International Fund

i)	total return for one year period ended
	10/31/99					56.36%		61.69%
	63.98%
ii)	total return since inception
	(based on inception date of 3/17/95)		--		22.62%
		22.98%
iii)	total return since inception
	(based on inception date of 8/08/96)		21.23%
	--		--

Large Cap Fund

i)	total return for one year period ended
	10/31/99						24.07%		28.47%
		29.31%
ii)	total return for five year period ended
	10/31/99						21.40%		--
	--
iii)	Total return for the ten year period ended
	10/31/99						15.73%		--
	--
iv)	total return since inception
	(based on inception date of 4/14/87)		13.78%
	--		--
v)	total return since inception
	(based on inception date of 8/18/96)		--		23.94%
		24.63%

Growth and Income Fund

i)	total return for one year period ended
	10/31/99						10.05%		13.90%
		14.03%
ii)	total return for five year period ended
	10/31/99						18.08%		--
	--
iii)	total return for ten year period ended
10/31/99						13.67%		--
	--
iv)	total return since inception
	(based on inception date of 4/14/87)		12.06%
	--		--
v)	total return since inception
	(based on inception date of 8/18/96)		--		18.75%
		19.32%

The yield for Class A and Class B shares is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.

Yield and total return for the Government Fund and the Municipal Bond Fund are computed separately for each class of shares.

The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future. Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

Shareholder Services

Uniform Gifts to Minors Act. The Company recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

Investors wishing to establish a UGMA account should call their Financial Professional for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

Individual Retirement Account. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on an individual's annual contribution to an IRA is the lesser of 100% of compensation or $2,000.

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998 a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction is available when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by an employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less.
 A partial deduction is permitted if your combined AGI is between $150,000-160,000, and no deduction is permitted when AGI is above $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

Section 403(b)(7) Plan. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.



Transfer Agent

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York 10044, serves as the funds' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund handles certain communications between shareholders and the funds, distributes dividends and distributions payable by the funds and produces statements with respect to account activity for the funds' and their shareholders. For these services, the transfer agent receives fees from the funds computed on the basis of the number of shareholder accounts that the transfer agent maintains for the funds during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agent

PFPC Global Fund Services is located at 101 Federal Street, Boston, Massachusetts 02110 and serves as the Sub-Transfer Agent for Other Accounts.

The Company has engaged the services of PFS Shareholder Services, located at 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30099-0062, as the Sub-Transfer Agent for PFS Accounts.

Custody of Assets

Securities owned by the Company and all cash, including proceeds from the sale of shares of the Company and of securities in the Company's investment portfolio, are held by PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, PA 19103, as Custodian for each Fund other than International Fund. Chase Manhattan Bank, located at Chase Metrotech Center, Brooklyn, NY 11245 serves as Custodian for International Fund.

Shareholder Reports

Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

PFS ACCOUNTS

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding the Sub-Transfer Agent's services may be obtained by contacting the Client Services Department at (800) 544-5445.



Legal Counsel

Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington,
D.C. 20036

Shareholder and Trustee Responsibility

Under the laws of certain states, including Massachusetts where the Company was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Company. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations. The Declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Company and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Company or Trustees. The Declaration of Trust provides for indemnification out of Company property to any shareholder held personally liable for the obligations of the Company and also provides for the Company to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Company will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

About the Company

The Company was organized on January 29, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a ''Massachusetts business trust.'' It is a diversified, open-end management investment company authorized to issue an unlimited number of Class A, Class B and Class 1 shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

As of December 31, 1997, the name of the Company was changed from the Common Sense Funds Trust to Concert Investment Series(r).; and to the Smith Barney Investment Series on September 11, 2000.

Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Plan which pertains to that class of each Fund. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

As of August 30, 2000, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Company.

PFS Investments acts as custodian for certain employee benefit plans and individual retirement accounts.


Other Information Regarding Smith Barney Mutual Funds

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith
Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


FINANCIAL STATEMENTS

The Company's Annual Report for the fiscal year ended October 31, 1999, and Semi-Annual Report for the period ended April 30, 2000 are incorporated herein by reference in its entirety



APPENDIX A

RATINGS OF MUNICIPAL BONDS, NOTES AND COMMERCIAL PAPER

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities. A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ -	Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* -	Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk.
 They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C - Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound. The Thomson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.






Part C. Other Information

Item 23.  Exhibits.

		(a)(1)		Agreement and Declaration of Trust
dated
January 29, 1987. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (2)		Certificate of Designation of Common Sense
Money Market Fund dated September 30, 1987.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (3)		Certificate of Designation Common Sense
Municipal Bond Fund dated April 4, 1988.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (4)		Certificate of Resolution dated January 8,
1992. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (5)		Certificate of Amendment dated January 20,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (6)		Certificate of Designation of Common Sense II
Aggressive Opportunity Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (7)		Certificate of Designation of Common Sense II
Government Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (8)		Certificate of Designation of Common Sense II
Growth Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (9)		Certificate of Designation of Common Sense II
Growth and Income Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (10)		Certificate of Amendment of the Agreement and
Declaration of Trust dated May 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)


		 (11)		Amended and Restated Certificate of
Designation of Common Sense II Emerging
Growth Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (12)		Amended and Restated Certificate of
Designation of Common Sense II International
Equity Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 (13)		Amended and Restated Certificate of
Designation of Common Sense Money Market Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (14)		Amended and Restated Certificate of
Designation of Common Sense Municipal Bond
Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (15)		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense Emerging Growth Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 (16)		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense International Equity Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

(17)		Certificate of Amendment of the Agreement and
Declaration of Trust dated December 30, 1997 incorporated by reference to Registrant's Amendment No. 21, filed on December 15,
1998.

(18)	Form of Certificate of Designation of Mid Cap Fund
dated February 17, 1999 is incorporated by reference to Registrant's Amendment No. 22, filed on February 26, 1999.

(19) Form of Certificate of Amendment of the Agreement and Declaration of Trust dated September 7, 2000 is filed herewith.

		 (b)		Bylaws as amended July 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 (c)(1)		Specimen copy of certificate for Share
of Beneficial Interest in Common Sense Trust for Class A shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (2)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class B shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 (3)		Specimen copy of certificate for Share of
Beneficial Interest
in Common Sense Trust for Class 1 shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

	 	(d)		Form of Investment Advisory Agreement for
Concert Investment Series (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		(e)(1)	Distribution Agreement with CFBDS, Inc. is
incorporated by reference to Registrant's Amendment No. 21, filed on December 15, 1998.

		(e)(2)	Form of Distribution Agreements with Salomon
Smith Barney Inc. and PFS Distributors, Inc., dated June 5, 2000 is filed herewith.

		 (2)		Form of Dealer Agreement is incorporated by
reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (f)		Retirement Plan for Directors is incorporated
by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		 (g)		Form of Custodian Agreements (Incorporated
herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(1)	Form of Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-
Effective
Amendment No. 20, filed on February 27, 1998).

		 (h)(2) 		Form of Sub-Transfer Agency Agreement
(Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

		(i)		Previously filed.

(j)		Consent of Independent Auditors filed
herewith.

(k)		Not applicable.

		(l)(1)		Investment Letter for Common Sense
Funds.
(Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)

		(l)(2)		Investment Letter for Common Sense II
Funds dated May 2, 1994. (Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12, filed
October 28, 1994.)

		(l)(3)		Investment Letter for Common Sense II
Emerging Growth Fund and Common Sense II
International Equity Fund (Incorporated
herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed
August 11, 1995).

		(m)(1)		Form of Amended and Restated Class A
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(2)		Form of Amended and Restated Class B
Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(3)		Form of Amended and Restated Servicing
Agreement for Class A shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

		(m)(4)		Form of Amended and Restated Servicing
Agreement for Class B shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

(n) 		Financial Data Schedule filed herewith.

		(o)		Rule 18f-3 Plan. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

(p) Code of Ethics filed herewith.



Item 24.  Persons Controlled by or under Common Control with
Registrant.

	None

Item 25.  Indemnification.

	Item 25 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment
No. 11, filed on March 2, 1994.

Item 26.  Business and Other Connections of Investment Adviser

Investment Adviser - SSB Citi Fund Management LLC, successor to SSBC Fund Management Inc. and formerly known as Mutual Management Corp. ("SSB Citi").

SSB Citi, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of the officer and directors of SSB Citi together with information as to any other
business,   profession,  vocation   or   employment   of   a
substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

(a) Salomon Smith Barney Inc., ("SSB"), the Registrant's Co-Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital
Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive
Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc.,
Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith
Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney
Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney
Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc.,
Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. the Registrant's Co-Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Smith Barney Investment Funds, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc.,
Smith Barney Concert Allocation Series Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Fundamental Value Fund
Inc., Smith Investment Funds, Smith Barney Money Funds, Inc., and
Smith Barney Income Funds.

(b)	The information required by this Item 27 with respect to
each director and officer of SSB and PFS is incorporated by
reference to Schedule A of Form BD filed by SSB and PFS
pursuant
to the Securities and Exchange Act of 1934 (File Nos. 812-
85107
and 8-37352).

(c)	Not applicable.

Item 28.  Location of Books and Records.

	All accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013, PFS Shareholder Services,
3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at PNC Bank,National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 or Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245; (ii) by SSB Citi as the Adviser, will be maintained at its offices, located at 388 Greenwich Street, 22nd Floor, New York, NY 10013; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at SSB, 388 Greenwich Street, 22nd Floor, New York, NY 10013.

Item 29.  Management Services.

	There are no management related services contracts not discussed in Part A or Part B.

Item 30.  Undertakings.

	None.


SIGNATURES

 	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 11th day of September, 2000.

						SMITH BARNEY INVESTMENT SERIES

						By	/s/ HEATH B. MCLENDON
							Heath B. McLendon
Chairman of the Board
and Chief Executive
Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature:			Title:			Date:

/s/Heath B. McLendon	Chairman of the Board	September 11, 2000
Heath B. McLendon		(Chief Executive
Officer)

/s/ Lewis E. Daidone	Senior Vice President	September 11, 2000
Lewis E. Daidone		and Treasurer (Chief
Financial and
Accounting Officer)

/s/ Donald M. Carlton*		Trustee		September 11, 2000
Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee		September 11, 2000
A. Benton Cocanougher

/s/ Stephen R. Gross*		Trustee		September 11, 2000
Stephen R. Gross

/s/ Alan G. Merten*		Trustee		September 11, 2000
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee		September 11, 2000
R. Richardson Pettit

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated February 27, 1998.






EXHIBIT INDEX

a.19.	Form of Certificate of Amendment of the Agreement and
Declaration of Trust dated September 7, 2000
e.2.	Form of Distribution Agreements with Salomon Smith Barney Inc.
and PFS Distributors, Inc., dated June 5, 2000.
j. Consent of Independent Auditors
n. Financial Data Schedules
p. 	Code of Ethics